UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07943

Nuveen Multistate Trust III

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy

Nuveen Investments

333 West Wacker Drive Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: May 31

Date of reporting period: November 30, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

Item 1. Reports to Stockholders.

NUVEEN INVESTMENTS MUTUAL FUNDS

Semi-Annual Report November 30, 2008	Dependable, tax-free income because it’s not what you earn, it’s what you keep.®

Nuveen Investments

Municipal Bond Funds

Nuveen Georgia Municipal Bond Fund

Nuveen Louisiana Municipal Bond Fund

Nuveen North Carolina Municipal Bond Fund

Nuveen Tennessee Municipal Bond Fund

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Must be preceded by or accompanied by a prospectus.	NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Robert P. Bremner

Chairman of the Board

Dear Shareholders,

I write this letter in a time of continued uncertainty about the current state of the U.S. financial system and pessimism about the future of the global economy. Many have observed that the conditions that led to the crisis have built up over time and will complicate and extend the course of recovery. At the same time, government officials in the U.S. and abroad have implemented a wide range of programs to restore stability to the financial system and encourage economic recovery. History teaches us that these efforts will moderate the extent of the downturn and hasten the inevitable recovery, even though it is hard to envision that outcome in the current environment.

As you will read in this report, the continuing financial and economic problems are weighing heavily on asset values for equities and fixed income, and unfortunately the performance of the Nuveen Funds has been similarly affected. I hope that you will carefully review the Portfolio Managers’ Comments and the Fund Spotlight sections of this report. These comments highlight the individual manager’s pursuit of investment strategies that depend on thoroughly researched securities, diversified portfolio holdings and well established investment disciplines to achieve your Fund’s investment goals. The Fund Board believes that a consistent focus on long term investment goals provides the basis for successful investment over time and we monitor your Fund with that objective in mind.

On behalf of myself and the other members of your Fund’s Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

Robert P. Bremner

Chairman of the Board

January 20, 2009

Semi-Annual Report    Page 1

Portfolio Managers’ Comments for the Georgia, Louisiana,

North Carolina and Tennessee Municipal Bond Funds

Portfolio managers Scott Romans and Daniel Close examine key investment strategies and the performance of the Nuveen Georgia, Louisiana, North Carolina, and Tennessee Municipal Bond Funds. Scott, who has 8 years of investment experience, began managing the Louisiana Fund in 2003. Dan has nine years of investment experience and began managing the Georgia, North Carolina and Tennessee Funds in 2007.

How did the Funds perform during the six-month period ending November 30, 2008?

The table on page three provides Class A Share total returns for the four Funds for the six-month, one-year, five-year, and ten-year periods ending November 30, 2008. Each Fund’s total returns are compared with the returns of its corresponding Lipper peer fund category average, its respective state Barclays Capital Municipal Bond Index, the national Barclays Capital Municipal Bond Index and the Standard & Poor’s (S&P) National Municipal Bond Index.

The market backdrop for municipal bond investing was extraordinarily challenging throughout the past six months. Yields on short-term municipal bonds declined sharply while their prices rose accordingly (bond yields and prices move in opposite directions), reflecting investors’ desire to avoid risk. At the same time, yields on long-term bonds rose and prices fell, leading to significant steepening in the tax-exempt yield curve. Investor caution also led to weak performance from bonds with lower credit ratings. Bonds rated BBB and lower did relatively poorly, less because of deteriorating issuer credit quality than because a substantial reduction in investor demand that sent their yields sharply higher.

All four Funds experienced losses. However, the Georgia, North Carolina and Tennessee Funds’ Class A Shares at net asset value outperformed their respective Lipper peer groups during the past six months, while the Louisiana Fund’s Class A Shares at net asset value modestly trailed its Lipper peer group. The Tennessee Fund also outperformed its state Barclays Capital index, while the Georgia, Louisiana and North Carolina trailed their respective state Barclays Capital indexes. All four Funds underperformed both the national Barclays Capital and S&P National Municipal Bond Indexes. The factors determining the performance of each Fund are discussed later in this report.

What strategies were used to manage the Funds during the period? How did these strategies influence performance?

All four Funds continued to employ the same fundamental investment strategies and tactics used in previous years, although our ability to implement those strategies depended on the individual characteristics of the four portfolios as well as market conditions within each state. Below we outline our specific approaches to managing the Georgia, Louisiana, North Carolina and Tennessee Funds, as well as discuss noteworthy factors influencing each Fund’s performance.

Nuveen Georgia, North Carolina and Tennessee Municipal Bond Funds

The past year was one of the most volatile we have ever seen as municipal bond investors. Demand for municipal securities dried up as the market became quite illiquid, with only the very-highest-quality, shortest-maturity issues turning in positive performance in a highly risk-averse market climate.

Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.

Semi-Annual Report    Page 2

Class A Shares—

Average Annual Total Returns

as of 11/30/08

	Cumulative Six-Month	Annualized
		1-Year	5-Year	10-Year
Nuveen Georgia Municipal Bond Fund
A Shares at NAV	-8.91%	-9.18%	1.13%	2.91%
A Shares at Offer	-12.75%	-13.00%	0.26%	2.47%
Lipper Georgia Municipal Debt Funds Average[1]	-9.15%	-8.26%	0.90%	2.70%
Barclays Capital Georgia Municipal Bond Index[2]	-4.95%	-3.16%	2.46%	4.12%
Barclays Capital Municipal Bond Index[3]	-4.98%	-3.60%	2.59%	4.14%
S&P National Municipal Bond Index[4]	-5.48%	-4.43%	2.55%	N/A

Nuveen Louisiana Municipal Bond Fund
A Shares at NAV	-9.98%	-10.78%	0.90%	2.75%
A Shares at Offer	-13.72%	-14.52%	0.04%	2.31%
Lipper Other States Municipal Debt Funds Average[1]	-8.66%	-7.85%	1.06%	2.67%
Barclays Capital Louisiana Municipal Bond Index[2]	-8.43%	-7.75%	2.10%	3.78%
Barclays Capital Municipal Bond Index[3]	-4.98%	-3.60%	2.59%	4.14%
S&P National Municipal Bond Index[4]	-5.48%	-4.43%	2.55%	N/A

Nuveen North Carolina Municipal Bond Fund
A Shares at NAV	-7.11%	-6.38%	1.50%	3.19%
A Shares at Offer	-11.03%	-10.28%	0.63%	2.75%
Lipper North Carolina Municipal Debt Funds Average[1]	-9.47%	-9.09%	1.13%	2.78%
Barclays Capital North Carolina Municipal Bond Index[2]	-2.80%	-0.73%	3.06%	4.42%
Barclays Capital Municipal Bond Index[3]	-4.98%	-3.60%	2.59%	4.14%
S&P National Municipal Bond Index[4]	-5.48%	-4.43%	2.55%	N/A

	Cumulative Six-Month	Annualized
		1-Year	5-Year	10-Year

Nuveen Tennessee Municipal Bond Fund
A Shares at NAV	-5.95%	-5.00%	2.15%	3.47%
A Shares at Offer	-9.92%	-9.03%	1.28%	3.02%
Lipper Other States Municipal Debt Funds Category Average[1]	-8.66%	-7.85%	1.06%	2.67%
Barclays Capital Tennessee Municipal Bond Index[2]	-7.53%	-6.26%	1.56%	3.76%
Barclays Capital Municipal Bond Index[3]	-4.98%	-3.60%	2.59%	4.14%
S&P National Municipal Bond Index[4]	-5.48%	-4.43%	2.55%	N/A

Returns quoted represent past performance, which is no guarantee of future results. Returns less than one year are cumulative. Returns at NAV would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Class A Shares have a 4.2 percent maximum sales charge. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. For the most recent month-end performance, visit www.nuveen.com or call (800) 257-8787.

Please see each Fund’s Spotlight Page later in this report for more complete performance data and expense ratios.

1	The Lipper category averages shown represent the average annualized total return for all reporting funds in the respective categories. The Lipper Georgia Municipal Debt Funds Category Average contained 22, 21, 19 and 16 funds for the six-month, one-year, five-year and ten-year periods ended November 30, 2008. The Lipper North Carolina Municipal Debt Funds Category Average had 29, 28, 22 and 20 funds and the Lipper Other States Municipal Debt Funds Category Average had 151, 145, 133 and 114, respectively. The returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in a Lipper Category.

2	The Barclays Capital Georgia Municipal Bond Index is an unmanaged index comprised of investment grade, tax-exempt Georgia bonds with maturities of two years or greater. The Barclays Capital Louisiana Municipal Bond Index is an unmanaged index comprised of investment grade, tax-exempt Louisiana bonds with maturities of two years or greater. The Barclays Capital North Carolina Municipal Bond Index is an unmanaged index comprised of investment grade, tax-exempt North Carolina bonds with maturities of two years or greater. The Barclays Capital Tennessee Municipal Bond Index is an unmanaged index comprised of investment grade, tax-exempt Tennessee bonds with maturities of two years or greater. The indexes do not reflect any initial or ongoing expenses and are not available for direct investment.

3	The Barclays Capital Municipal Bond Index is an unmanaged index composed of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.

4	The Standard & Poor’s (S&P) National Municipal Bond Index is an unleveraged, market value weighted index designed to measure the performance of the investment-grade municipal bond market.

Semi-Annual Report    Page 3

The environment was characterized by a general rise in municipal interest rates, with long-dated bonds faring the worst. In addition, credit spreads widened dramatically, indicating that investors were demanding ever-increasing amounts of income in exchange for taking on credit risk.

Duration – meaning the price sensitivity to changes in interest rates – was a significant negative performance factor for the Georgia and North Carolina Funds during the six months. Specifically, we were relatively underrepresented in the very-shortest-maturity bonds and overweighted in the longest-maturity issues. In contrast, our duration positioning added to the performance of the Tennessee Fund. In that portfolio, we were underweighted relative to our target in longer-dated securities, although an underweighting on the short end of the yield curve tempered some of the gains.

Overall, our best-performing individual bonds were highly defensive, including pre-refunded and tax-supported bonds. These types of issues benefited the most from risk-averse investors’ flight to quality. Pre-refunded bonds, in fact, represented the only sector to turn in positive performance during the period. The Tennessee Fund benefited from being relatively overweighted in this group, while an underweighting in pre-refunded bonds hampered the Georgia and North Carolina Funds’ performance.

Also hurting the Funds’ relative performance was our exposure to the health care and industrial development revenue bond sectors – two groups that lagged because of their bonds’ generally lower credit ratings. Despite the underperformance of our individual lower-rated positions, the Georgia and North Carolina Funds benefited from their more-modest exposure to lower-quality bonds. All three Funds saw positive performance from the utility sector.

Management changes were meaningful in the funds. In all three Funds, we took advantage of illiquid market conditions to add new bonds trading at what we believed were unusually attractive prices. Depending on the availability within each state market, some of our purchases were lower- and non-rated bonds, as they offered particularly high yields relative to historical norms. But even higher-rated bonds were providing unusually attractive levels of income because of the difficult market conditions, so we took advantage of available value opportunities there as well.

In the Georgia Fund, recent purchases included several uninsured A-rated health care bond issues, as well as some non-rated Atlanta tax-increment-finance district bonds. We also added some electric utility bonds that, in our view, offered a good risk/reward tradeoff. In North Carolina, we purchased a number of high-quality water/sewer revenue bonds. In addition to providing good total-return potential, these bonds were funding essential services – a particularly valuable trait in a weakening economy. On the lower-rated side, we added a tax-increment financing district bond issue along with an uninsured higher education issue. For the Tennessee Fund, we purchased a handful of uninsured health care bonds, as well as several positions in the utility sector.

Also in the Tennessee Fund, we meaningfully added to our exposure to gas-prepaid bonds. These are securities sold by municipal utilities, which use the sale proceeds to prepay for long-term gas supplies. Gas-prepaid bonds make up a significant portion of the Tennessee municipal market. Until recently, we were dramatically underweighted in this sector because we believed they offered too much risk relative to their prices. That situation changed during the period, however, given the turmoil in the financial markets. For the first time, we were finding exceptional value in this sector. Given our substantial underweighting, we took advantage of the market conditions to add significantly to our gas-prepaid holdings and capture what we saw as strong total-return potential for our shareholders.

As previously mentioned, individual investor demand was very strong for short-duration, high-credit-quality bonds. Accordingly, in all three Funds, we took advantage of those periods when demand was strongest to sell some of our holdings in this part of the market. When possible, we

Semi-Annual Report    Page 4

exchanged the debt for longer-dated, lower-rated bonds as well as some higher-rated bonds offering good yields relative to their credit quality.

Other sales included insured student housing bonds (Georgia), which we believed would perform poorly in a deteriorating economic environment and, as part of our sell discipline, we pared back our holdings in two lower-rated issuers. We also sold uninsured or lower-rated Puerto Rico bond holdings (Georgia and North Carolina).

Nuveen Louisiana Municipal Bond Fund

Given the generally challenging market environment, little worked well for the Fund during the period. As mentioned earlier, pre-refunded bonds were the market’s only positive performers as a whole. Following Hurricane Katrina several years ago, we sold most of our holdings in this sector because of the market’s tremendous illiquidity at the time. Unfortunately, that left us with limited exposure to the best-performing sector of the past six months. Other sector positioning decisions hurting recent performance included additional exposure to health care and housing, both of which did poorly in the difficult market environment.

Also weighing on performance was our significant insured bond allocation, making up roughly sixty percent of the portfolio at period end. Many municipal insurers saw their credit ratings downgraded during the period. That led to significant price declines in the bonds they were backing, as those securities’ prices began to reflect the issuers’ weaker underlying credit quality. Because the Louisiana municipal market comprises mostly lower-rated issuers, many of the Fund’s insured positions had relatively farther to fall compared to insured bonds in other states.

Yield curve positioning was another source of underperformance. With long-term municipal yields rising and short-term rates dropping during the period, very-short-duration bonds, to which we were only modestly allocated, outperformed. Meanwhile, intermediate- and longer-duration bonds, both of which we owned more of, underperformed. Given normal market conditions, we believe that owning more longer-dated bonds and fewer shorter-dated issues will generally provide our shareholders with the best long-term values. Unfortunately, conditions were far from normal during the period, and our positioning proved unhelpful.

The Louisiana municipal market remained relatively illiquid, both because of the long-lasting effects of Hurricane Katrina as well as the difficult economic and municipal market conditions. Accordingly, our recent trading activity was relatively limited. In fact, we made just two purchases during the past six months – a hospital bond issue in the secondary municipal market as well as a newly issued industrial development revenue bond issue that we believed offered a very good risk/reward tradeoff. To finance these purchases, we used the proceeds of housing bond calls. We also sold selected intermediate-maturity bonds in the portfolio that were benefiting from strong individual investor demand.

Recent Market Developments

Beginning in October, the nation’s financial institutions and financial markets – including the municipal bond market – experienced significant turmoil. Reductions in demand decreased valuations of municipal bonds across all credit ratings, especially those with lower credit ratings, and this generally reduced the Funds’ net asset values. The municipal market is one in which dealer firms make markets in bonds on a principal basis using their proprietary capital, and during the recent market turmoil these firms’ capital was severely constrained. As a result, some firms were unwilling to commit their capital to purchase and to serve as a dealer for municipal bonds. This reduction in dealer involvement in the market was accompanied by significant net selling pressure by investors, particularly with respect to lower-rated municipal bonds, as institutional investors generally removed money from the municipal bond

Semi-Annual Report    Page 5

market, at least in part because of their need to reduce the leveraging of their municipal investments. This deleveraging was in part driven by the overall reduction in the amount of financing available for such leverage, the increased costs of such leverage financing, and the need to reduce leverage levels that had recently increased due to the decline in municipal bond prices.

Municipal bond prices were further negatively impacted by concerns that the need for further de-leveraging and a supply overhang (a large amount of new issues that were postponed) would cause selling pressure to persist for a period of time. In addition to falling prices, the following market conditions resulted in greater price volatility of municipal bonds – wider credit spreads (i.e., lower quality bonds fell in price more than higher quality bonds); significantly reduced liquidity (i.e., the ability to sell bonds at a price close to their carrying value), particularly for lower quality bonds; and a lack of price transparency (i.e., the ability to accurately determine the price at which a bond would likely trade). Reduced liquidity was most pronounced in mid-October, and although liquidity improved considerably after that period, it may reoccur if financial turmoil persists or worsens.

Recent Developments Regarding Bond Insurance Companies

As mentioned earlier, another factor that had an impact on the performance of these Funds was their position in bonds backed by municipal bond insurers that experienced downgrades in their credit ratings. During the period covered by this report, AMBAC, CIFG, FGIC, MBIA, RAAI and SYNCORA (formerly XLCA) experienced one or more rating reductions by at least one or more rating agencies while AGC and FSA received their first rating reductions by at least one rating agency. At the time this report was prepared, at least one rating agency has placed each of these insurers except AGC on “negative outlook” or “negative credit watch,” which may presage one or more rating reductions for such insurer or insurers in the future. As concern increased about the balance sheets of these insurers, prices on bonds insured by these companies – especially those bonds with weaker underlying credits – declined, detracting from the Funds’ performance. By the end of this period, most insured bonds were being valued according to their fundamentals as if they were uninsured. On the whole, the holdings of all of our Funds continued to be well diversified not only between insured and uninsured bonds, but also within the insured bond category. It is important to note that municipal bonds historically have had a very low rate of default.

Dividend Information

All four share classes of the Louisiana Fund saw an increase to their monthly dividend in August 2008, while the Louisiana Fund’s Class I Shares experienced one November 2008 dividend decrease. Also in November 2008, the Class B and C Shares of the Georgia Fund, the Class B Shares of the North Carolina Fund, and the Class C Shares of the Tennessee Fund experienced one dividend increase.

Each Fund seeks to pay dividends at a rate that reflects the past and projected performance of the Fund. To permit a Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If the Fund has cumulatively earned more than it has paid in dividends, it will hold the excess in reserve as undistributed net investment income (UNII) as part of the Fund’s net asset value. Conversely, if the Fund has cumulatively paid in dividends more than it has earned, the excess will constitute a negative UNII that will likewise be reflected in the Fund’s net asset value. Each Fund will, over time, pay all its net investment income as dividends to shareholders.

As of November 30, 2008, all four Funds in this report had positive UNII balances, based upon our best estimate, for tax purposes. The Georgia, North Carolina and Tennessee Funds had negative UNII balances and the Louisiana Fund had a positive UNII balance for financial statement purposes.

Semi-Annual Report    Page 6

Fund Spotlight as of 11/30/08 Nuveen Georgia Municipal Bond Fund

Quick Facts
	A Shares	B Shares[1]	C Shares	I Shares[1]
Fund Symbol	FGATX	NMUBX	FGACX	FGARX
NAV	$9.51	$9.54	$9.48	$9.48
Latest Monthly Dividend[2]	$0.0350	$0.0290	$0.0305	$0.0370
Latest Capital Gain and Ordinary Income Distribution[3]	$0.0118	$0.0118	$0.0118	$0.0118
Inception Date	3/27/86	2/18/97	1/04/94	2/14/97

Returns quoted represent past performance which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown. Returns without sales charges would be lower if the sales charge were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A Shares have a 4.2% maximum sales charge. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a backend sales charge, if redeemed within twelve months of purchase. Class B Shares have a CDSC that begins at 5% for redemptions during the first year and declines periodically until after six years when the charge becomes 0%. Class B Shares automatically convert to Class A Shares eight years after purchase. Class C Shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Average Annual Total Returns as of 11/30/08

A Shares	NAV	Offer
1-Year	-9.18%	-13.00%
5-Year	1.13%	0.26%
10-Year	2.91%	2.47%

B Shares	w/o CDSC	w/CDSC
1-Year	-10.00%	-13.48%
5-Year	0.40%	0.23%
10-Year	2.29%	2.29%

C Shares	NAV
1-Year	-9.73%
5-Year	0.58%
10-Year	2.34%

I Shares	NAV
1-Year	-9.00%
5-Year	1.34%
10-Year	3.12%
Tax-Free Yields

A Shares	NAV	Offer
Dividend Yield[4]	4.42%	4.23%
30-Day Yield[4]	4.45%	—
SEC 30-Day Yield[4,5]	—	4.26%
Taxable-Equivalent Yield[5,6]	6.57%	6.29%

B Shares	NAV
Dividend Yield[4]	3.65%
30-Day Yield[4]	3.69%
Taxable-Equivalent Yield[6]	5.45%

C Shares	NAV
Dividend Yield[4]	3.86%
30-Day Yield[4]	3.89%
Taxable-Equivalent Yield[6]	5.75%

I Shares	NAV
Dividend Yield[4]	4.68%
SEC 30-Day Yield[4]	4.66%
Taxable-Equivalent Yield[6]	6.88%

Average Annual Total Returns as of 12/31/08

A Shares	NAV	Offer
1-Year	-8.65%	-12.52%
5-Year	1.08%	0.21%
10-Year	2.95%	2.51%

B Shares	w/o CDSC	w/CDSC
1-Year	-9.38%	-12.89%
5-Year	0.37%	0.21%
10-Year	2.33%	2.33%

C Shares	NAV
1-Year	-9.10%
5-Year	0.55%
10-Year	2.39%

I Shares	NAV
1-Year	-8.45%
5-Year	1.31%
10-Year	3.17%

Portfolio Statistics
Net Assets ($000)	$188,037
Average Effective Maturity on Securities (Years)	16.29
Average Duration	9.15

Expense Ratios

Share Class	Gross Expense Ratios	Net Expense Ratios	As of Date
Class A	0.82%	0.81%	5/31/08
Class B	1.57%	1.56%	5/31/08
Class C	1.38%	1.36%	5/31/08
Class I	0.63%	0.61%	5/31/08

The expense ratios shown factor in Total Annual Fund Operating Expenses including management fees and other fees and expenses. The Net Expense Ratios reflect a custodian fee credit from the custodian bank whereby certain fees and expenses are reduced by credits earned on the Fund’s cash on deposit with the bank. There is no guarantee that the Fund will earn such credits in the future. Absent the credit, the Net Expense Ratios would be higher and total returns would be less.

1	Effective May 1, 2008, Class B Shares will only be issued upon exchange of Class B Shares from another Nuveen Fund or for purposes of dividend reinvestment. Effective December 31, 2008, the reinstatement privilege for Class B Shares will no longer be available. Effective May 1, 2008, Class R Shares were renamed Class I Shares. See the Fund’s prospectus for more information.

2	Paid December 1, 2008. This is the latest monthly tax-exempt dividend declared during the period ended November 30, 2008.

3	Paid December 5, 2007. Capital gains and/or ordinary income are subject to federal taxation.

4	Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. The 30-Day Yield is computed under the same formula but is based on the Net Asset Value (NAV) per share. The Dividend Yield may differ from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.

5	The SEC 30-Day Yield and Taxable-Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund’s policy permitting waiver of the A Share load in certain specified circumstances.

6	The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the Taxable-Equivalent Yield is lower. The Taxable-Equivalent Yield is based on the Fund’s 30-Day Yield on the indicated date and a federal income tax rate of 32.3%.

Semi-Annual Report    Page 7

Fund Spotlight as of 11/30/08 Nuveen Georgia Municipal Bond Fund

Bond Credit Quality1,2

Industries[2]
Water and Sewer	19.6%
Tax Obligation/General	17.4%
U.S. Guaranteed	15.3%
Health Care	12.0%
Education and Civic Organizations	8.6%
Tax Obligation/Limited	7.3%
Utilities	6.6%
Other	13.2%
1	The percentages shown in the foregoing chart may reflect the ratings on certain bonds insured by AGC, AMBAC, CIFG, FGIC, FSA, MBIA, RAAI and SYNCORA as of November 30, 2008. Please see the Portfolio Managers’ Commentary for an expanded discussion of the affect on the Fund of changes to the ratings of certain bonds in the portfolio resulting from changes to the ratings of the underlying insurers both during the period and after period end.

2	As a percentage of total investments as of November 30, 2008. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical Performance
	Actual Performance				(5% annualized return before expenses)

	A Shares	B Shares	C Shares	I Shares	A Shares	B Shares	C Shares	I Shares
Beginning Account Value (6/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (11/30/08)	$910.90	$906.00	$908.00	$911.80	$1,021.01	$1,017.25	$1,018.25	$1,022.01
Expenses Incurred During Period	$3.88	$7.45	$6.50	$2.92	$4.10	$7.89	$6.88	$3.09

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of .81%, 1.56%, 1.36% and ..61% for Classes A, B, C and I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semi-Annual Report    Page 8

Fund Spotlight as of 11/30/08 Nuveen Louisiana Municipal Bond Fund

Quick Facts
	A Shares	B Shares[1]	C Shares	I Shares[1]
Fund Symbol	FTLAX	FTLBX	FTLCX	FTLRX
NAV	$9.53	$9.52	$9.50	$9.55
Latest Monthly Dividend[2]	$0.0390	$0.0325	$0.0345	$0.0405
Latest Capital Gain and Ordinary Income Distribution[3]	$0.0507	$0.0507	$0.0507	$0.0507
Inception Date	9/12/89	2/06/97	2/02/94	2/25/97

Returns quoted represent past performance which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown. Returns without sales charges would be lower if the sales charge were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A Shares have a 4.2% maximum sales charge. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a backend sales charge, if redeemed within twelve months of purchase. Class B Shares have a CDSC that begins at 5% for redemptions during the first year and declines periodically until after six years when the charge becomes 0%. Class B Shares automatically convert to Class A Shares eight years after purchase. Class C Shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Average Annual Total Returns as of 11/30/08

A Shares	NAV	Offer
1-Year	-10.78%	-14.52%
5-Year	0.90%	0.04%
10-Year	2.75%	2.31%

B Shares	w/o CDSC	w/CDSC
1-Year	-11.47%	-14.87%
5-Year	0.13%	-0.03%
10-Year	2.16%	2.16%

C Shares	NAV
1-Year	-11.29%
5-Year	0.35%
10-Year	2.19%

I Shares	NAV
1-Year	-10.65%
5-Year	1.03%
10-Year	2.97%

Tax-Free Yields

A Shares	NAV	Offer
Dividend Yield[4]	4.91%	4.70%
30-Day Yield[4]	5.71%	—
SEC 30-Day Yield[4,5]	—	5.46%
Taxable-Equivalent Yield[5,6]	8.30%	7.94%

B Shares	NAV
Dividend Yield[4]	4.10%
30-Day Yield[4]	4.92%
Taxable-Equivalent Yield[6]	7.15%

C Shares	NAV
Dividend Yield[4]	4.36%
30-Day Yield[4]	5.13%
Taxable-Equivalent Yield[6]	7.46%

I Shares	NAV
Dividend Yield[4]	5.09%
SEC 30-Day Yield[4]	5.92%
Taxable-Equivalent Yield[6]	8.60%

Average Annual Total Returns as of 12/31/08

A Shares	NAV	Offer
1-Year	-13.24%	-16.90%
5-Year	0.18%	-0.67%
10-Year	2.44%	2.00%

B Shares	w/o CDSC	w/CDSC
1-Year	-13.92%	-17.23%
5-Year	-0.59%	-0.75%
10-Year	1.84%	1.84%

C Shares	NAV
1-Year	-13.75%
5-Year	-0.38%
10-Year	1.88%

I Shares	NAV
1-Year	-13.11%
5-Year	0.31%
10-Year	2.66%

Portfolio Statistics
Net Assets ($000)	$79,045
Average Effective Maturity on Securities (Years)	17.92
Average Duration	8.54

Expense Ratios

Share Class	Gross Expense Ratios	Net Expense Ratios	As of Date
Class A	1.05%	1.04%	5/31/08
Class B	1.79%	1.78%	5/31/08
Class C	1.60%	1.59%	5/31/08
Class I	0.85%	0.84%	5/31/08

The expense ratios shown factor in Total Annual Fund Operating Expenses including management fees and other fees and expenses. The Net Expense Ratios reflect a custodian fee credit from the custodian bank whereby certain fees and expenses are reduced by credits earned on the Fund’s cash on deposit with the bank. There is no guarantee that the Fund will earn such credits in the future. Absent the credit, the Net Expense Ratios would be higher and total returns would be less.

1	Effective May 1, 2008, Class B Shares will only be issued upon exchange of Class B Shares from another Nuveen Fund or for purposes of dividend reinvestment. Effective December 31, 2008, the reinstatement privilege for Class B Shares will no longer be available. Effective May 1, 2008, Class R Shares were renamed Class I Shares. See the Fund’s prospectus for more information.

2	Paid December 1, 2008. This is the latest monthly tax-exempt dividend declared during the period ended November 30, 2008.

3	Paid December 5, 2007. Capital gains and/or ordinary income are subject to federal taxation.

4	Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. The 30-Day Yield is computed under the same formula but is based on the Net Asset Value (NAV) per share. The Dividend Yield may differ from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.

5	The SEC 30-Day Yield and Taxable-Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund’s policy permitting waiver of the A Share load in certain specified circumstances.

6	The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the Taxable-Equivalent Yield is lower. The Taxable-Equivalent Yield is based on the Fund’s 30-Day Yield on the indicated date and a federal income tax rate of 31.2%.

Semi-Annual Report    Page 9

Fund Spotlight as of 11/30/08 Nuveen Louisiana Municipal Bond Fund

Bond Credit Quality1,2

Industries[2]
Tax Obligation/Limited	24.5%
Tax Obligation/General	19.1%
Health Care	18.6%
Housing/Single Family	7.8%
Education and Civic Organizations	7.7%
Utilities	6.8%
Consumer Staples	4.2%
Other	11.3%
1	The percentages shown in the foregoing chart may reflect the ratings on certain bonds insured by AGC, AMBAC, CIFG, FGIC, FSA, MBIA, RAAI and SYNCORA as of November 30, 2008. Please see the Portfolio Managers’ Commentary for an expanded discussion of the affect on the Fund of changes to the ratings of certain bonds in the portfolio resulting from changes to the ratings of the underlying insurers both during the period and after period end.

2	As a percentage of total investments as of November 30, 2008. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical Performance
	Actual Performance				(5% annualized return before expenses)

	A Shares	B Shares	C Shares	I Shares	A Shares	B Shares	C Shares	I Shares
Beginning Account Value (6/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (11/30/08)	$900.20	$895.80	$897.50	$900.50	$1,020.16	$1,016.39	$1,017.40	$1,021.16
Expenses Incurred During Period	$4.67	$8.22	$7.28	$3.72	$4.96	$8.74	$7.74	$3.95

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of .98%, 1.73%, 1.53% and ..78% for Classes A, B, C and I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semi-Annual Report    Page 10

Fund Spotlight as of 11/30/08 Nuveen North Carolina Municipal Bond Fund

Quick Facts
	A Shares	B Shares[1]	C Shares	I Shares[1]
Fund Symbol	FLNCX	FBNCX	FCNCX	FCNRX
NAV	$9.29	$9.31	$9.30	$9.32
Latest Monthly Dividend[2]	$0.0335	$0.0275	$0.0290	$0.0350
Latest Capital Gain and Ordinary Income Distribution[3]	$0.0055	$0.0055	$0.0055	$0.0055
Inception Date	3/27/86	2/25/97	10/04/93	2/05/97

Returns quoted represent past performance which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown. Returns without sales charges would be lower if the sales charge were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A Shares have a 4.2% maximum sales charge. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a backend sales charge, if redeemed within twelve months of purchase. Class B Shares have a CDSC that begins at 5% for redemptions during the first year and declines periodically until after six years when the charge becomes 0%. Class B Shares automatically convert to Class A Shares eight years after purchase. Class C Shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Average Annual Total Returns as of 11/30/08

A Shares	NAV	Offer
1-Year	-6.38%	-10.28%
5-Year	1.50%	0.63%
10-Year	3.19%	2.75%

B Shares	w/o CDSC	w/CDSC
1-Year	-7.18%	-10.77%
5-Year	0.75%	0.58%
10-Year	2.58%	2.58%

C Shares	NAV
1-Year	-6.90%
5-Year	0.97%
10-Year	2.64%

I Shares	NAV
1-Year	-6.19%
5-Year	1.71%
10-Year	3.40%

Tax-Free Yields

A Shares	NAV	Offer
Dividend Yield[4]	4.33%	4.14%
30-Day Yield[4]	4.66%	—
SEC 30-Day Yield[4,5]	—	4.46%
Taxable-Equivalent Yield[5,6]	7.02%	6.72%

B Shares	NAV
Dividend Yield[4]	3.54%
30-Day Yield[4]	3.88%
Taxable-Equivalent Yield[6]	5.84%

C Shares	NAV
Dividend Yield[4]	3.74%
30-Day Yield[4]	4.08%
Taxable-Equivalent Yield[6]	6.14%

I Shares	NAV
Dividend Yield[4]	4.51%
SEC 30-Day Yield[4]	4.87%
Taxable-Equivalent Yield[6]	7.33%

Average Annual Total Returns as of 12/31/08

A Shares	NAV	Offer
1-Year	-5.32%	-9.28%
5-Year	1.60%	0.73%
10-Year	3.32%	2.88%

B Shares	w/o CDSC	w/CDSC
1-Year	-6.05%	-9.68%
5-Year	0.83%	0.66%
10-Year	2.71%	2.71%

C Shares	NAV
1-Year	-5.95%
5-Year	1.02%
10-Year	2.75%

I Shares	NAV
1-Year	-5.14%
5-Year	1.79%
10-Year	3.53%

Portfolio Statistics
Net Assets ($000)	$351,317
Average Effective Maturity on Securities (Years)	16.89
Average Duration	8.86

Expense Ratios

Share Class	Gross Expense Ratios	Net Expense Ratios	As of Date
Class A	0.91%	0.90%	5/31/08
Class B	1.66%	1.65%	5/31/08
Class C	1.46%	1.45%	5/31/08
Class I	0.71%	0.70%	5/31/08

The expense ratios shown factor in Total Annual Fund Operating Expenses including management fees and other fees and expenses. The Net Expense Ratios reflect a custodian fee credit from the custodian bank whereby certain fees and expenses are reduced by credits earned on the Fund’s cash on deposit with the bank. There is no guarantee that the Fund will earn such credits in the future. Absent the credit, the Net Expense Ratios would be higher and total returns would be less.

1	Effective May 1, 2008, Class B Shares will only be issued upon exchange of Class B Shares from another Nuveen Fund or for purposes of dividend reinvestment. Effective December 31, 2008, the reinstatement privilege for Class B Shares will no longer be available. Effective May 1, 2008, Class R Shares were renamed Class I Shares. See the Fund’s prospectus for more information.

2	Paid December 1, 2008. This is the latest monthly tax-exempt dividend declared during the period ended November 30, 2008.

3	Paid December 5, 2007. Capital gains and/or ordinary income are subject to federal taxation.

4	Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. The 30-Day Yield is computed under the same formula but is based on the Net Asset Value (NAV) per share. The Dividend Yield may differ from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.

5	The SEC 30-Day Yield and Taxable-Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund’s policy permitting waiver of the A Share load in certain specified circumstances.

6	The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the Taxable-Equivalent Yield is lower. The Taxable-Equivalent Yield is based on the Fund’s 30-Day Yield on the indicated date and a federal income tax rate of 33.6%.

Semi-Annual Report    Page 11

Fund Spotlight as of 11/30/08 Nuveen North Carolina Municipal Bond Fund

Bond Credit Quality1,2

Industries[2]
Tax Obligation/Limited	27.8%
Water and Sewer	15.4%
Health Care	12.2%
Utilities	10.9%
Education and Civic Organizations	9.2%
Tax Obligation/General	7.0%
U.S. Guaranteed	6.5%
Other	11.0%
1	The percentages shown in the foregoing chart may reflect the ratings on certain bonds insured by AGC, AMBAC, CIFG, FGIC, FSA, MBIA, RAAI and SYNCORA as of November 30, 2008. Please see the Portfolio Managers’ Commentary for an expanded discussion of the affect on the Fund of changes to the ratings of certain bonds in the portfolio resulting from changes to the ratings of the underlying insurers both during the period and after period end.

2	As a percentage of total investments as of November 30, 2008. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical Performance
	Actual Performance				(5% annualized return before expenses)

	A Shares	B Shares	C Shares	I Shares	A Shares	B Shares	C Shares	I Shares
Beginning Account Value (6/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (11/30/08)	$928.90	$924.50	$926.40	$929.00	$1,020.71	$1,016.95	$1,017.95	$1,021.71
Expenses Incurred During Period	$4.21	$7.82	$6.86	$3.24	$4.41	$8.19	$7.18	$3.40

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of .87%, 1.62%, 1.42% and ..67% for Classes A, B, C and I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semi-Annual Report    Page 12

Fund Spotlight as of 11/30/08 Nuveen Tennessee Municipal Bond Fund

Quick Facts
	A Shares	B Shares[1]	C Shares	I Shares[1]
Fund Symbol	FTNTX	FMTBX	FTNCX	FTNRX
NAV	$10.24	$10.25	$10.24	$10.24
Latest Monthly Dividend[2]	$0.0375	$0.0310	$0.0330	$0.0395
Latest Capital Gain and Ordinary Income Distribution[3]	$0.0655	$0.0655	$0.0655	$0.0655
Inception Date	11/02/87	2/25/97	10/04/93	2/06/97

Returns quoted represent past performance which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown. Returns without sales charges would be lower if the sales charge were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A Shares have a 4.2% maximum sales charge. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a backend sales charge, if redeemed within twelve months of purchase. Class B Shares have a CDSC that begins at 5% for redemptions during the first year and declines periodically until after six years when the charge becomes 0%. Class B Shares automatically convert to Class A Shares eight years after purchase. Class C Shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Average Annual Total Returns as of 11/30/08

A Shares	NAV	Offer
1-Year	-5.00%	-9.03%
5-Year	2.15%	1.28%
10-Year	3.47%	3.02%

B Shares	w/o CDSC	w/CDSC
1-Year	-5.70%	-9.32%
5-Year	1.38%	1.21%
10-Year	2.85%	2.85%

C Shares	NAV
1-Year	-5.43%
5-Year	1.60%
10-Year	2.90%

I Shares	NAV
1-Year	-4.79%
5-Year	2.37%
10-Year	3.68%

Tax-Free Yields

A Shares	NAV	Offer
Dividend Yield[4]	4.39%	4.21%
30-Day Yield[4]	4.23%	—
SEC 30-Day Yield[4,5]	—	4.05%
Taxable-Equivalent Yield[5,6]	6.25%	5.98%

B Shares	NAV
Dividend Yield[4]	3.63%
30-Day Yield[4]	3.47%
Taxable-Equivalent Yield[6]	5.13%

C Shares	NAV
Dividend Yield[4]	3.87%
30-Day Yield[4]	3.67%
Taxable-Equivalent Yield[6]	5.42%

I Shares	NAV
Dividend Yield[4]	4.63%
SEC 30-Day Yield[4]	4.43%
Taxable-Equivalent Yield[6]	6.54%

Average Annual Total Returns as of 12/31/08

A Shares	NAV	Offer
1-Year	-3.63%	-7.67%
5-Year	2.30%	1.43%
10-Year	3.63%	3.18%

B Shares	w/o CDSC	w/CDSC
1-Year	-4.34%	-8.01%
5-Year	1.54%	1.37%
10-Year	3.01%	3.01%

C Shares	NAV
1-Year	-4.16%
5-Year	1.76%
10-Year	3.07%

I Shares	NAV
1-Year	-3.42%
5-Year	2.51%
10-Year	3.84%

Portfolio Statistics
Net Assets ($000)	$313,152
Average Effective Maturity on Securities (Years)	14.30
Average Duration	7.66

Expense Ratios

Share Class	Gross Expense Ratios	Net Expense Ratios	As of Date
Class A	0.88%	0.87%	5/31/08
Class B	1.63%	1.62%	5/31/08
Class C	1.43%	1.42%	5/31/08
Class I	0.68%	0.67%	5/31/08

The expense ratios shown factor in Total Annual Fund Operating Expenses including management fees and other fees and expenses. The Net Expense Ratios reflect a custodian fee credit from the custodian bank whereby certain fees and expenses are reduced by credits earned on the Fund’s cash on deposit with the bank. There is no guarantee that the Fund will earn such credits in the future. Absent the credit, the Net Expense Ratios would be higher and total returns would be less.

1	Effective May 1, 2008, Class B Shares will only be issued upon exchange of Class B Shares from another Nuveen Fund or for purposes of dividend reinvestment. Effective December 31, 2008, the reinstatement privilege for Class B Shares will no longer be available. Effective May 1, 2008, Class R Shares were renamed Class I Shares. See the Fund’s prospectus for more information.

2	Paid December 1, 2008. This is the latest monthly tax-exempt dividend declared during the period ended November 30, 2008.

3	Paid December 5, 2007. Capital gains and/or ordinary income are subject to federal taxation.

4	Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. The 30-Day Yield is computed under the same formula but is based on the Net Asset Value (NAV) per share. The Dividend Yield may differ from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.

5	The SEC 30-Day Yield and Taxable-Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund’s policy permitting waiver of the A Share load in certain specified circumstances.

6	The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the Taxable-Equivalent Yield is lower. The Taxable-Equivalent Yield is based on the Fund’s 30-Day Yield on the indicated date and a federal income tax rate of 32.3%.

Semi-Annual Report    Page 13

Fund Spotlight as of 11/30/08 Nuveen Tennessee Municipal Bond Fund

Bond Credit Quality1,2

Industries[2]
U.S. Guaranteed	23.0%
Utilities	18.6%
Tax Obligation/General	18.5%
Water and Sewer	13.5%
Health Care	12.1%
Other	14.3%
1	The percentages shown in the foregoing chart may reflect the ratings on certain bonds insured by AGC, AMBAC, CIFG, FGIC, FSA, MBIA, RAAI and SYNCORA as of November 30, 2008. Please see the Portfolio Managers’ Commentary for an expanded discussion of the affect on the Fund of changes to the ratings of certain bonds in the portfolio resulting from changes to the ratings of the underlying insurers both during the period and after period end.

2	As a percentage of total investments, excluding derivative transactions, as of November 30, 2008. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical Performance
	Actual Performance				(5% annualized return before expenses)

	A Shares	B Shares	C Shares	I Shares	A Shares	B Shares	C Shares	I Shares
Beginning Account Value (6/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (11/30/08)	$940.50	$937.10	$938.80	$942.40	$1,021.11	$1,017.35	$1,018.35	$1,022.11
Expenses Incurred During Period	$3.84	$7.48	$6.51	$2.87	$4.00	$7.79	$6.78	$2.99

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of .79%, 1.54%, 1.34% and ..59% for Classes A, B, C and I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semi-Annual Report    Page 14

Portfolio of Investments (Unaudited)

Nuveen Georgia Municipal Bond Fund

November 30, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations – 8.6%

$5,000	Atlanta Development Authority, Georgia, Educational Facilities Revenue Bonds, Science Park LLC Project, Series 2007, 5.000%, 7/01/39	7/17 at 100.00	A1	$4,017,250

1,700	Bulloch County Development Authority, Georgia, Student Housing and Athletic Facility Lease Revenue Bonds, Georgia Southern University, Series 2004, 5.250%, 8/01/23 – SYNCORA GTY Insured	8/14 at 100.00	A1	1,593,937

1,235	Carrollton Payroll Development Authority, Georgia, Revenue Anticipation Certificates, University of West Georgia, Campus Center Project, Series 2004, 5.250%, 8/01/23 – MBIA Insured	8/14 at 100.00	AA	1,205,298

3,000	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Athletic Association, Series 2001, 5.125%, 10/01/32 – AMBAC Insured	4/12 at 100.00	A	2,693,610

1,835	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Molecular Science Building, Series 2004, 5.250%, 5/01/17 – MBIA Insured	5/14 at 100.00	AA	1,928,824

5,000	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University, Series 2008C, 5.000%, 9/01/38	9/18 at 100.00	AA	4,684,050
17,770	Total Education and Civic Organizations			16,122,969
	Health Care – 11.9%

3,150	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center, Series 1998, 5.375%, 12/01/28	12/08 at 102.00	BB+	2,132,235

135	Chatham County Hospital Authority, Savannah, Georgia, Hospital Revenue Bonds, Memorial Health University Medical Center Inc., Series 2004A, 5.500%, 1/01/34	1/14 at 100.00	BBB	84,610

1,645	Chatham County Hospital Authority, Savannah, Georgia, Hospital Revenue Improvement Bonds, Memorial Health University Medical Center Inc., Series 2001A, 6.125%, 1/01/24	7/11 at 101.00	BBB	1,230,526

2,200	Clark County Hospital Authority, Georgia, Hospital Revenue Bonds, Athens Regional Medical Center, Series 2007, 5.000%, 1/01/32 – MBIA Insured	1/17 at 100.00	AA	1,822,920

1,415	Clarke County Hospital Authority, Georgia, Hospital Revenue Certificates, Athens Regional Medical Center Project, Series 1999, 5.250%, 1/01/29 – MBIA Insured	1/09 at 101.00	AA	1,256,478

	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical Center, Series 2004:
1,885	5.000%, 12/01/16	12/14 at 100.00	BBB	1,632,052
200	5.000%, 12/01/26	12/14 at 100.00	BBB	135,274

1,145	Floyd County Hospital Authority, Georgia, Revenue Anticipation Certificates, Floyd Medical Center, Series 2003, 5.000%, 7/01/20 – MBIA Insured	7/13 at 101.00	Aa3	1,012,558

1,625	Henry County Hospital Authority, Georgia, Revenue Certificates, Henry Medical Center, Series 2004, 5.000%, 7/01/21 – MBIA Insured	7/14 at 101.00	Aa2	1,504,409

	Houston County Hospital Authority, Georgia, Revenue Bonds, Houston Healthcare Project, Series 2007:
2,500	5.250%, 10/01/35	10/17 at 100.00	A2	1,854,825
2,000	5.250%, 10/01/42	10/17 at 100.00	A2	1,440,140

2,240	Richmond County Development Authority, Georgia, Revenue Bonds, Medical College of Georgia, Cancer Research Center Project, Series 2004A, 5.000%, 12/15/24 – AMBAC Insured	12/14 at 100.00	AA	2,028,320

2,250	Royston Hospital Authority, Georgia, Revenue Anticipation Certificates, Ty Cobb Healthcare System Inc., Series 1999, 6.500%, 7/01/27	7/09 at 102.00	N/R	1,770,885

3,250	Savannah Hospital Authority, Georgia, Revenue Bonds, St. Joseph’s/Candler Health System, Series 2003, 5.250%, 7/01/23 – RAAI Insured	1/14 at 100.00	A3	2,674,198

2,250	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia Medical Center, Series 2007, 5.000%, 10/01/33	10/17 at 100.00	A+	1,707,210
27,890	Total Health Care			22,286,640
	Housing/Multifamily – 4.7%

3,625	Cobb County Development Authority, Georgia, Student Housing Revenue Bonds, KSU Village II Real Estate Foundation LLC Project, Series 2007A, 5.250%, 7/15/38 – AMBAC Insured	7/17 at 100.00	Baa1	3,053,084

1,400	DeKalb County Housing Authority, Georgia, Multifamily Housing Revenue Bonds, Green of Stone crest Apartments, Series 2001A-1, 5.550%, 12/01/34 – AMBAC Insured (Alternative Minimum Tax)	12/11 at 100.00	A	1,158,430

Portfolio of Investments (Unaudited)

Nuveen Georgia Municipal Bond Fund (continued)

November 30, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Housing/Multifamily (continued)

$5,000	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia State University – TUFF/Atlanta Housing LLC, Series 2001A, 5.250%, 9/01/32 – AMBAC Insured	9/11 at 102.00	A	$4,569,200
10,025	Total Housing/Multifamily			8,780,714
	Housing/Single Family – 1.4%

1,325	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2002B-2, 5.350%, 12/01/22 (Alternative Minimum Tax)	12/11 at 100.00	AAA	1,206,916

2,080	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2006C-2, 4.550%, 12/01/31 (Alternative Minimum Tax)	12/15 at 100.00	AAA	1,461,200
3,405	Total Housing/Single Family			2,668,116
	Industrials – 1.2%

2,500	Fulton County Development Authority, Georgia, Local District Cooling Authority Revenue Bonds, Maxon Atlantic Station LLC, Series 2005A, 5.125%, 3/01/26 (Mandatory put 3/01/15) (Alternative Minimum Tax)	9/15 at 100.00	BBB	2,133,525
	Materials – 1.7%

1,500	Effingham County Industrial Development Authority, Georgia, Pollution Control Revenue Refunding Bonds, Georgia-Pacific Project, Series 2001, 6.500%, 6/01/31	6/11 at 101.00	B2	1,060,200

2,000	Richmond County Development Authority, Georgia, Environmental Improvement Revenue Refunding Bonds, International Paper Company, Series 2002A, 6.000%, 2/01/25 (Alternative Minimum Tax)	2/12 at 101.00	BBB	1,361,700

1,000	Savannah Economic Development Authority, Georgia, Pollution Control Revenue Bonds, Union Camp Corporation, Series 1995, 6.150%, 3/01/17	No Opt. Call	Baa3	867,910
4,500	Total Materials			3,289,810
	Tax Obligation/General – 17.2%

1,500	Cherokee County Resource Recovery Development Authority, Georgia, Solid Waste Disposal Revenue Bonds, Ball Ground Recycling LLC Project, Series 2007A, 5.000%, 7/01/37 – AMBAC Insured (Alternative Minimum Tax)	7/17 at 100.00	AA	1,180,305

3,500	Decatur, Georgia, General Obligation Bonds, Series 2007, 5.000%, 1/01/31 – FSA Insured	1/17 at 100.00	AAA	3,395,105

7,760	Douglas County School District, Georgia, General Obligation Bonds, Series 2007, 5.000%, 4/01/25 – FSA Insured	4/17 at 100.00	AAA	7,759,456

3,000	Forsyth County School District, Georgia, General Obligation Bonds, Series 2005, 5.000%, 2/01/25 – MBIA Insured	2/15 at 100.00	AA+	2,999,790

500	Georgia State, General Obligation Bonds, Series 2007, 5.000%, 8/01/24	8/17 at 100.00	AAA	505,930

2,500	Georgia, General Obligation Bonds, Series 2005B, 5.000%, 7/01/15	No Opt. Call	AAA	2,754,525

3,410	Gwinnett County School District, Georgia, General Obligation Bonds, Series 2008, Trust 2868: 11.766%, 2/01/36 (IF)	2/18 at 100.00	Aaa	2,977,509

4,500	La Grange-Troup County Hospital Authority, Georgia, Revenue Anticipation Certificates, Series 2008A, 5.500%, 7/01/38	7/18 at 100.00	A+	3,728,790

	Paulding County School District, Georgia, General Obligation Bonds, Series 2007:
3,160	4.750%, 2/01/29	2/17 at 100.00	AA+	2,799,096
2,425	5.000%, 2/01/33	2/17 at 100.00	AA+	2,227,338

2,500	Wayne County Hospital Authority, Georgia, Hospital Revenue Bonds, Series 2006, 5.000%, 3/01/23 – SYNCORA GTY Insured	3/16 at 100.00	N/R	2,098,075
34,755	Total Tax Obligation/General			32,425,919
	Tax Obligation/Limited – 7.2%

3,310	Atlanta, Georgia, Downtown Development Authority, Revenue Bonds, Downtown Parking Deck, Series 2006A, 5.000%, 12/01/31 – MBIA Insured	6/16 at 100.00	AA	3,050,827

1,420	Atlanta, Georgia, Tax Allocation Bonds Atlanta Station Project, Series 2007, 5.000%, 12/01/23 – AGC Insured	12/17 at 100.00	AAA	1,323,468

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Tax Obligation/Limited (continued)

$1,400	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2005A, 5.625%, 1/01/16 (Alternative Minimum Tax)	No Opt. Call	N/R		$1,239,196

1,575	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2005B, 5.600%, 1/01/30	7/15 at 100.00	N/R		1,109,682

280	Burke County Development Authority, Georgia, Industrial Development Revenue Bonds, Georgia Safe Corporation Project, Series 1991, 7.500%, 2/01/11 (Alternative Minimum Tax)	2/09 at 100.00	N/R		275,170

960	Cobb-Marietta Coliseum and Exhibit Hall Authority, Cobb County, Georgia, Revenue Bonds, Performing Arts Center, Series 2004, 5.000%, 1/01/22	1/14 at 100.00	AAA		963,811

45	Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue Refunding Bonds, Series 1993, 5.625%, 10/01/26 – MBIA Insured	10/19 at 100.00	AA		44,295

1,605	Macon-Bibb County Urban Development Authority, Georgia, Revenue Bonds, City of Macon Projects, Series 2002A, 5.000%, 8/01/17	8/12 at 101.00	A		1,640,085

2,765	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Refunding Bonds, Series 1992N, 6.250%, 7/01/18	No Opt. Call	AAA		3,068,597

500	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Refunding Bonds, Series 1992P, 6.250%, 7/01/20 – AMBAC Insured	No Opt. Call	Aa3		558,425

3,010	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A, 0.000%, 7/01/42 – FGIC Insured	No Opt. Call	BBB+		251,967
16,870	Total Tax Obligation/Limited				13,525,523
	Transportation – 4.2%

1,000	Atlanta, Georgia, Airport Facilities Revenue Refunding Bonds, Series 1996, 5.250%, 1/01/10 – AMBAC Insured	1/09 at 100.00	A1		1,002,090

7,835	Atlanta, Georgia, Airport Passenger Facilities Charge Revenue Bonds, Series 2004J, 5.000%, 1/01/34 – FSA Insured	1/15 at 100.00	AAA		6,954,659
8,835	Total Transportation				7,956,749
	U.S. Guaranteed – 15.1% (4)

50	Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 1985, 9.750%, 8/01/09 – MBIA Insured (ETM)	2/09 at 100.00	AA	(4)	52,631

4,585	Clarke County Hospital Authority, Georgia, Hospital Revenue Certificates, Athens Regional Medical Center Project, Series 1999, 5.250%, 1/01/29 (Pre-refunded 1/01/09) – MBIA Insured	1/09 at 101.00	AA	(4)	4,648,411

3,750	Coweta County Development Authority, Georgia, Revenue Bonds, Newnan Water and Sewer, and Light Commission Project, Series 2002, 5.250%, 1/01/22 (Pre-refunded 1/01/13) – FGIC Insured	1/13 at 100.00	N/R	(4)	4,135,575

1,355	Coweta County Water and Sewer Authority, Georgia, Revenue Bonds, Series 2001, 5.250%, 6/01/26 (Pre-refunded 6/01/11)	6/11 at 102.00	Aa3	(4)	1,481,489

1,750	DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Series 2000, 5.375%, 10/01/35 (Pre-refunded 10/01/10)	10/10 at 101.00	AAA		1,880,218

2,110	Fairburn, Georgia, Combined Utility Revenue Bonds, Series 2000, 5.750%, 10/01/20 (Pre-refunded 10/01/10)	10/10 at 101.00	A–	(4)	2,280,066

3,085	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Series 2001, 5.500%, 5/15/31 (Pre-refunded 5/15/11)	5/11 at 100.00	A–	(4)	3,314,740

5,000	Gwinnett County Hospital Authority, Georgia, Revenue Anticipation Certificates, Gwinnett Hospital System Inc. Project, Series 1997B, 5.300%, 9/01/27 (Pre-refunded 2/14/12) – MBIA Insured	2/12 at 102.00	Aaa		5,539,000

1,000	Private Colleges and University Facilities Authority, Georgia, Revenue Bonds, Mercer University, Series 1991, 6.500%, 11/01/15 – MBIA Insured (ETM)	No Opt. Call	AA	(4)	1,159,450

2,000	Rockdale County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 1999A, 5.375%, 7/01/29 (Pre-refunded 1/01/10) – MBIA Insured	1/10 at 101.00	AA	(4)	2,098,660

1,675	Summerville, Georgia, Combined Public Utility System Revenue Refunding and Improvement Bonds, Series 2002, 5.750%, 1/01/22 (Pre-refunded 1/01/12)	1/12 at 101.00	Baa3	(4)	1,854,376
26,360	Total U.S. Guaranteed				28,444,616

Portfolio of Investments (Unaudited)

Nuveen Georgia Municipal Bond Fund (continued)

November 30, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Utilities – 6.5%

$465	Camden County Solid Waste Management Authority, Georgia, Revenue Bonds, Series 2002, 5.000%, 3/01/21 – MBIA Insured	3/12 at 100.00	Baa1	$467,320

3,000	Georgia Municipal Electric Authority, General Power Revenue Bonds, Project 1, Series 2007A, 5.000%, 1/01/26 – MBIA Insured	1/17 at 100.00	AA	2,684,820

1,500	Georgia Municipal Electric Authority, General Power Revenue Bonds, Series 1992B, 6.375%, 1/01/16	1/15 at 100.00	A+	1,655,670

1,000	Georgia Municipal Electric Authority, General Power Revenue Bonds, Series 1993Z, 5.500%, 1/01/12 – FSA Insured	1/10 at 100.00	AAA	1,053,290

	Monroe County Development Authority, Georgia, Pollution Control Revenue Bonds, Oglethorpe Power Corporation – Scherer Plant, Series 1992A:
500	6.750%, 1/01/10	No Opt. Call	A	518,630
1,000	6.800%, 1/01/12	No Opt. Call	A	1,078,600

1,200	Municipal Electric Authority of Georgia, Project One Revenue Bonds, Series 2005A-2, 0.000%, 1/01/33 – FGIC Insured	1/15 at 35.98	AA	229,248

1,650	Municipal Electric Authority of Georgia, Project One Subordinate Lien Revenue Bonds, Series 2008A, 5.250%, 1/01/21	No Opt. Call	A	1,601,078

3,000	Municipal Electric Authority of Georgia, Project One Subordinated Lien Revenue Bonds, Series 2003A, 5.000%, 1/01/22 – MBIA Insured	1/13 at 100.00	AA	2,932,260
13,315	Total Utilities			12,220,916
	Water and Sewer – 19.4%

7,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.500%, 11/01/22 – FGIC Insured	No Opt. Call	AA	6,718,950

250	Augusta, Georgia, Water and Sewerage Revenue Bonds, Series 2002, 5.000%, 10/01/27 – FSA Insured	10/12 at 100.00	AAA	232,383

	Brunswick, Georgia, Water and Sewerage Revenue Refunding and Improvement Bonds, Series 1992:
315	6.000%, 10/01/11 – MBIA Insured	No Opt. Call	AA	331,528
400	6.100%, 10/01/19 – MBIA Insured	No Opt. Call	AA	441,636

800	Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2001, 5.000%, 8/01/35 – FSA Insured	8/18 at 100.00	AAA	726,680

	Columbia County, Georgia, Water and Sewerage Revenue Bonds, Series 2004:
1,000	5.000%, 6/01/20 – FSA Insured	6/14 at 100.00	AAA	1,014,890
1,000	5.000%, 6/01/22 – FSA Insured	6/14 at 100.00	AAA	997,080

1,000	Commerce, Georgia, Water and Sewer Revenue Refunding and Improvement Bonds, Series 2006, 5.000%, 12/01/25 – FSA Insured	12/15 at 100.00	Aa3	914,220

145	Coweta County Water and Sewer Authority, Georgia, Revenue Bonds, Series 2001, 5.250%, 6/01/26	6/11 at 102.00	Aa3	145,057

	Coweta County Water and Sewer Authority, Georgia, Revenue Bonds, Series 2007:
1,000	5.000%, 6/01/32	6/18 at 100.00	Aa3	923,330
3,760	5.000%, 6/01/37	6/18 at 100.00	Aa3	3,396,107

1,000	DeKalb County, Georgia, Water and Sewer Revenue Bonds, Series 2006A, 5.000%, 10/01/35 – FSA Insured	10/16 at 100.00	AAA	938,200

2,500	DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Series 2003A, 5.000%, 10/01/23	10/13 at 100.00	AA	2,522,600

1,000	Douglasville-Douglas County Water and Sewer Authority, Georgia, Water and Sewer Revenue Bonds, Series 2005, 5.000%, 6/01/29 – MBIA Insured	12/15 at 100.00	AA	935,460

1,775	Douglasville-Douglas County Water and Sewer Authority, Georgia, Water and Sewer Revenue Bonds, Series 2007, 5.000%, 6/01/37 – MBIA Insured	6/17 at 100.00	AA	1,589,459

5,000	East Point Building Authority, Georgia, Revenue Bonds, Water and Sewer Project Revenue Bonds, Series 2006A, 5.000%, 2/01/34 – SYNCORA GTY Insured	2/16 at 100.00	BBB–	3,811,650

1,175	Fayette County, Georgia, Water Revenue Bonds, Series 2002, 5.000%, 10/01/20 – FSA Insured	10/12 at 100.00	AAA	1,187,596

2,260	Forsyth County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2007, 5.000%, 4/01/37 – FSA Insured	4/17 at 100.00	AAA	2,041,639

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Water and Sewer (continued)

$970	Fulton County, Georgia, Water and Sewerage Revenue Bonds, Series 2004, 5.000%, 1/01/22 – FGIC Insured	1/14 at 100.00	AA	$948,097

5,000	Macon Water Authority, Georgia, Water and Sewer Revenue Bonds, Series 2001B, 5.375%, 10/01/18	10/11 at 101.00	AA	5,227,200

1,000	Midgeville, Georgia, Water and Sewerage Revenue Refunding Bonds, Series 1996, 6.000%, 12/01/16 – FSA Insured	No Opt. Call	AAA	1,105,370

465	Walton County Water and Sewerage Authority, Georgia, Revenue Bonds, The Oconee-Hard Creek Reservoir Project, Series 2008, 5.000%, 2/01/38 – FSA Insured	2/18 at 100.00	Aaa	419,546
38,815	Total Water and Sewer			36,568,678
$205,040	Total Investments (cost $204,531,905) – 99.1%			186,424,175

	Other Assets Less Liabilities – 0.9%			1,613,134

	Net Assets – 100%			$188,037,309

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

The Portfolio of Investments may reflect the ratings on certain bonds insured by AGC, AMBAC, CIFG, FGIC, FSA, MBIA, RAAI and SYNCORA as of November 30, 2008. Please see the Portfolio Managers’ Commentary for an expanded discussion of the affect on the Fund of changes to the ratings of certain bonds in the portfolio resulting from changes to the ratings of the underlying insurers both during the period and after period end.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

N/R	Not rated.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

See accompanying notes to financial statements.

Portfolio of Investments (Unaudited)

Nuveen Louisiana Municipal Bond Fund

November 30, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Consumer Staples – 4.3%

	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds, Series 2001B:
$3,235	5.500%, 5/15/30	5/11 at 101.00	BBB	$2,717,918
1,000	5.875%, 5/15/39	5/11 at 101.00	BBB	707,470
4,235	Total Consumer Staples			3,425,388
	Education and Civic Organizations – 8.0%

2,000	Lafayette Public Trust Financing Authority, Louisiana, Revenue Bonds, Ragin’ Cajun Facilities Inc. Project, Series 2002, 5.000%, 10/01/22 – MBIA Insured	10/12 at 102.00	AA	1,854,400

1,675	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southeastern Louisiana University Student Housing Facilities Inc., Series 2004A, 5.000%, 8/01/27 – MBIA Insured	8/14 at 100.00	Baa1	1,467,769

3,000	Louisiana Public Facilities Authority, Grambling University Black and Gold Facilities Project Revenue Bonds, Series 2007A, 5.000%, 7/01/39 – CIFG Insured	7/17 at 100.00	BBB–	2,223,360

1,000	Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese of New Orleans, Series 2007, 5.000%, 7/01/31 – CIFG Insured	7/17 at 100.00	Baa2	789,320
7,675	Total Education and Civic Organizations			6,334,849
	Energy – 0.6%

500	Louisiana Offshore Terminal Authority, Deepwater Port Revenue Refunding Bonds, LOOP Inc. Project, Series 1998, 5.200%, 10/01/18	4/09 at 100.00	A	488,940
	Health Care – 19.4%

3,400	Louisiana Public Facilities Authority, Health Facilities Revenue Refunding Bonds, Sisters of Mercy Health System of St. Louis Inc., Series 1993A, 5.000%, 6/01/19	No Opt. Call	Aa1	3,484,082

1,800	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our Lady Health System, Series 1998A, 5.750%, 7/01/25 – FSA Insured	No Opt. Call	AAA	1,878,426

2,000	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our Lady Health System, Series 2005A, 5.250%, 8/15/32	8/15 at 100.00	A+	1,532,420

2,300	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Touro Infirmary, Series 1999A, 5.625%, 8/15/29	8/09 at 101.00	BBB–	1,715,041

2,615	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series 2004, 5.250%, 7/01/24 – MBIA Insured	7/14 at 100.00	AA	2,221,076

5,050	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2007A, 5.500%, 5/15/47	5/17 at 100.00	A3	3,633,677

1,000	Terrebonne Parish Hospital Service District 1, Louisiana, Hospital Revenue Bonds, Terrebonne General Medical Center, Series 1998, 5.375%, 4/01/28 – AMBAC Insured	4/09 at 101.00	A	831,420
18,165	Total Health Care			15,296,142
	Housing/Multifamily – 3.0%

1,500	Calcasieu Parish Public Trust Authority, Louisiana, Student Housing Lease Revenue Bonds, McNeese State University, Series 2001, 5.250%, 5/01/33 – MBIA Insured	5/11 at 101.00	AA	1,298,190

1,000	Louisiana Local Government Environmental Facilities and Community Development Authority, GNMA Collateralized Mortgage Revenue Refunding Bonds, Sharlo Apartments, Series 2002A, 6.500%, 6/20/37	6/12 at 105.00	Aaa	1,041,110
2,500	Total Housing/Multifamily			2,339,300
	Housing/Single Family – 8.1%

930	Calcasieu Parish Public Trust Authority, Louisiana, Single Family Mortgage Revenue Bonds, Series 2006B, 5.350%, 9/01/38 (Alternative Minimum Tax)	9/16 at 104.00	Aaa	790,100

895	Calcasieu Parish Public Trust Authority, Louisiana, Single Family Mortgage Revenue Refunding Bonds, Series 2001A, 6.050%, 4/01/32 (Alternative Minimum Tax)	4/11 at 105.00	Aaa	875,874

400	East Baton Rouge Mortgage Finance Authority, Louisiana, GNMA/FNMA Mortgage-Backed Securities Program Family Mortgage Revenue Refunding Bonds, Series 1997D, 5.900%, 10/01/30 (Alternative Minimum Tax)	4/09 at 101.50	Aaa	401,184

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Housing/Single Family (continued)

$2,000	Jefferson Parish Finance Authority, Louisiana, Single Family Mortgage Revenue Bonds, Series 2007C, 5.500%, 12/01/39	6/17 at 103.50	Aaa	$1,820,920

210	Jefferson Parish Home Mortgage Authority, Louisiana, Single Family Mortgage Revenue Bonds, Series 2000C-1, 7.250%, 6/01/32 (Alternative Minimum Tax)	6/10 at 105.00	Aaa	213,087

955	Jefferson Parish Home Mortgage Authority, Louisiana, Single Family Mortgage Revenue Bonds, Series 2006C, 5.000%, 6/01/33	6/16 at 103.00	Aaa	887,873

115	Louisiana Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 1997B-1, 5.500%, 12/01/22	12/08 at 101.00	Aaa	116,540

85	Louisiana Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 1997B-2, 5.600%, 6/01/17 (Alternative Minimum Tax)	12/08 at 101.00	Aaa	84,376

60	Louisiana Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2000D-2, 7.050%, 6/01/31 (Alternative Minimum Tax)	6/10 at 101.00	Aaa	61,099

165	New Orleans Home Mortgage Authority, Louisiana, Single Family Mortgage Revenue Bonds, Series 1996A, 6.100%, 12/01/29 (Alternative Minimum Tax)	12/08 at 100.00	Aaa	167,881

150	New Orleans Home Mortgage Authority, Louisiana, Single Family Mortgage Revenue Bonds, Series 1997A, 5.850%, 12/01/30 (Alternative Minimum Tax)	12/08 at 101.00	Aaa	150,057

255	New Orleans Home Mortgage Authority, Louisiana, Single Family Mortgage Revenue Refunding Bonds, Series 1998B-2, 5.200%, 12/01/21 (Alternative Minimum Tax)	12/08 at 101.00	Aaa	249,321

445	Rapides Finance Authority, Louisiana, GNMA/FNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Bonds, Series 1998A, 5.450%, 12/01/30 (Alternative Minimum Tax)	12/08 at 101.00	Aaa	375,148

220	Rapides Finance Authority, Louisiana, GNMA/FNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Refunding Bonds, Series 1998B, 5.350%, 6/01/26	12/08 at 101.00	Aaa	208,738
6,885	Total Housing/Single Family			6,402,198
	Industrials – 2.1%

1,000	Calcasieu Parish Inc., Louisiana, Industrial Development Board Revenue Bonds, Oil Corporation Project, Series 2002, 6.625%, 2/01/16	4/10 at 102.00	BB+	883,100

1,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32	11/17 at 100.00	BB+	740,450
2,000	Total Industrials			1,623,550
	Long-Term Care – 3.8%

3,000	Louisiana Housing Finance Agency, GNMA Collateralized Mortgage Revenue Bonds, St. Dominic Assisted Care Facility, Series 1995, 6.950%, 9/01/36	3/09 at 100.00	AAA	2,999,910
	Materials – 1.9%

1,250	DeSoto Parish, Louisiana, Environmental Improvement Revenue Bonds, International Paper Company Project, Series 1998A, 5.600%, 11/01/22 (Alternative Minimum Tax)	5/09 at 101.00	BBB	858,088

1,000	St John Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation, Series 2007A, 5.125%, 6/01/37	6/17 at 100.00	BBB+	639,490
2,250	Total Materials			1,497,578
	Tax Obligation/General – 19.8%

1,000	New Orleans, Louisiana, General Obligation Bonds, Series 1998, 5.500%, 12/01/21 – FGIC Insured	No Opt. Call	Baa3	923,910

3,170	New Orleans, Louisiana, General Obligation Bonds, Series 2005, 5.250%, 12/01/25 – MBIA Insured	12/15 at 100.00	AA	2,957,103

2,000	New Orleans, Louisiana, General Obligation Refunding Bonds, Series 1991, 0.000%, 9/01/10 – AMBAC Insured	No Opt. Call	A	1,875,980

13,875	Orleans Parish School Board, Louisiana, General Obligation Refunding Bonds, Series 1991, 0.000%, 2/01/15 – FGIC Insured	No Opt. Call	N/R	9,930,337
20,045	Total Tax Obligation/General			15,687,330

Portfolio of Investments (Unaudited)

Nuveen Louisiana Municipal Bond Fund (continued)

November 30, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited – 25.5%

$335	Ernest N. Morial-New Orleans Exhibition Hall Authority, Louisiana, Special Tax Bonds, Series 1996C, 5.600%, 7/15/25 – MBIA Insured	2/09 at 100.00	AAA	$267,079

	Ernest N. Morial-New Orleans Exhibition Hall Authority, Louisiana, Special Tax Revenue Bonds, Senior Subordinate Series 2004:
2,525	5.000%, 7/15/15 – AMBAC Insured	7/14 at 101.00	Aaa	2,332,494
2,000	5.000%, 7/15/21 – AMBAC Insured	7/14 at 101.00	Aaa	1,577,900

1,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Ascension Parish Library Project, Series 2005, 5.250%, 4/01/35 – AMBAC Insured	4/15 at 100.00	AA	917,300

5,250	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Capital Projects and Equipment Acquisition Program, Series 2000A, 6.300%, 7/01/30 – AMBAC Insured	No Opt. Call	A	4,506,233

	Louisiana State Office Facilities Corporation, Lease Revenue Bonds, State Capitol Complex Program, Series 1999A:
1,000	5.250%, 3/01/17 – MBIA Insured	3/09 at 101.00	AA	1,015,600
1,000	5.250%, 3/01/18 – MBIA Insured	3/09 at 101.00	AA	1,005,960

1,000	Louisiana State Office Facilities Corporation, Lease Revenue Bonds, State Capitol Complex Program, Series 2003, 5.000%, 11/01/21 – MBIA Insured	11/13 at 100.00	AA	964,170

7,500	Louisiana State, Gasoline Tax Revenue Bonds, Series 2006A, 4.750%, 5/01/39 – FSA Insured (UB)	5/16 at 100.00	AAA	6,097,950

1,500	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A, 6.375%, 10/01/19	10/10 at 101.00	BBB+	1,516,095
23,110	Total Tax Obligation/Limited			20,200,781
	Transportation – 0.5%

505	New Orleans Aviation Board, Louisiana, Revenue Bonds, Series 1997B-1, 5.450%, 10/01/27 – AMBAC Insured (Alternative Minimum Tax)	4/09 at 101.00	A	406,545
	Utilities – 7.1%

1,500	DeSoto Parish, Louisiana, Pollution Control Revenue Refunding Bonds, Cleco Utility Group Inc. Project, Series 1999, 5.875%, 9/01/29 – AMBAC Insured	9/09 at 102.00	A	1,506,840

4,000	Lafayette City and Parish, Louisiana, Utilities Revenue Bonds, Series 2004, 5.250%, 11/01/20 – MBIA Insured	11/14 at 100.00	AA	4,102,080
5,500	Total Utilities			5,608,920
$96,370	Total Investments (cost $93,232,213) – 104.1%			82,311,431

	Floating Rate Obligations – (5.1)%			(3,995,000)

	Other Assets Less Liabilities – 1.0%			728,263

	Net Assets – 100%			$79,044,694

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

The Portfolio of Investments may reflect the ratings on certain bonds insured by AGC, AMBAC, CIFG, FGIC, FSA, MBIA, RAAI and SYNCORA as of November 30, 2008. Please see the Portfolio Managers’ Commentary for an expanded discussion of the affect on the Fund of changes to the ratings of certain bonds in the portfolio resulting from changes to the ratings of the underlying insurers both during the period and after period end.

N/R	Not rated.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

See accompanying notes to financial statements.

Portfolio of Investments (Unaudited)

Nuveen North Carolina Municipal Bond Fund

November 30, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Consumer Staples – 0.6%

$3,000	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.500%, 5/15/39	5/12 at 100.00	BBB	$2,137,980
	Education and Civic Organizations – 9.5%

1,550	Appalachian State University, North Carolina, Revenue Bonds, Series 2005, 5.250%, 7/15/17 – MBIA Insured	No Opt. Call	A1	1,671,613

1,000	North Carolina Capital Facilities Financing Agency, Educational Facilities Revenue Bond, Meredith College, Series 2008A, 6.000%, 6/01/31	6/18 at 100.00	BBB	793,200

	North Carolina Capital Facilities Financing Agency, General Revenue Bonds, Duke University, Series 2006A:
5,000	5.000%, 10/01/39	10/16 at 100.00	AA+	4,679,550
2,575	5.000%, 10/01/44	10/16 at 100.00	AA+	2,377,961

1,000	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Johnson and Wales University, Series 2003A, 5.250%, 4/01/23 – SYNCORA GTY Insured	4/13 at 100.00	N/R	895,190

1,035	University of North Carolina System, Pooled Revenue Bonds, Series 2002B, 5.375%, 4/01/20 – AMBAC Insured	10/12 at 100.00	A	1,045,102

1,085	University of North Carolina System, Pooled Revenue Bonds, Series 2004C, 5.000%, 4/01/29 – AMBAC Insured	4/14 at 100.00	Aa3	1,020,258

	University of North Carolina System, Pooled Revenue Refunding Bonds, Series 2002A:
675	5.375%, 4/01/16 – AMBAC Insured	10/12 at 100.00	AA	715,777
670	5.375%, 4/01/20 – AMBAC Insured	10/12 at 100.00	AA	680,037

1,025	University of North Carolina, Asheville, General Revenue Refunding Bonds, Series 2002A, 5.000%, 6/01/15 – AMBAC Insured	6/12 at 100.00	A2	1,067,466

445	University of North Carolina, Chapel Hill, System Net Revenue Bonds, Series 2001A, 5.000%, 12/01/20	6/11 at 100.00	AA+	448,226

1,710	University of North Carolina, Chapel Hill, System Net Revenue Bonds, Series 2002B, 5.000%, 12/01/11	No Opt. Call	AA+	1,838,284

	University of North Carolina, Chapel Hill, Utilities System Revenue Refunding Bonds, Series 1997:
4,000	0.000%, 8/01/15	No Opt. Call	Aa1	3,050,360
4,265	0.000%, 8/01/18	No Opt. Call	Aa1	2,706,313
2,750	0.000%, 8/01/20	No Opt. Call	Aa1	1,506,973

785	University of North Carolina, Charlotte, Certificates of Participation, Student Housing Project, Series 2005, 5.000%, 3/01/21 – AMBAC Insured	3/15 at 100.00	AA	770,768

4,000	University of North Carolina, Charlotte, General Revenue Bonds, Series 2007B, 5.000%, 4/01/32 – FSA Insured	4/17 at 100.00	AAA	3,814,320

5,000	University of North Carolina, System Pooled Revenue Bonds, Series 2006A, 5.000%, 10/01/33 – MBIA Insured	10/16 at 100.00	AA	4,363,950
38,570	Total Education and Civic Organizations			33,445,348
	Energy – 0.3%

1,500	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project – Hovensa LLC, Series 2003, 6.125%, 7/01/22 (Alternative Minimum Tax)	1/14 at 100.00	BBB	1,117,410
	Health Care – 12.6%

	Albemarle Hospital Authority, North Carolina, Health Care Facilities Revenue Bonds, Series 2007:
2,865	5.250%, 10/01/27	10/17 at 100.00	N/R	2,130,242
2,135	5.250%, 10/01/38	10/17 at 100.00	N/R	1,449,452

3,250	Johnston Memorial Hospital Authority, North Carolina, Mortgage Revenue Bonds, Johnston Memorial Hospital Project, Series 2008, 5.250%, 10/01/36 – FSA Insured	4/18 at 100.00	AAA	2,796,788

5,650	North Carolina Medical Care Commission, FHA-Insured Mortgage Revenue Bonds, Morehead Memorial Hospital Project, Series 2005, 5.000%, 11/01/30 – FSA Insured	5/15 at 100.00	AAA	4,990,758

	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Scotland Memorial Hospital, Series 1999:
625	5.500%, 10/01/19 – RAAI Insured	4/09 at 102.00	BBB+	577,075
1,385	5.500%, 10/01/29 – RAAI Insured	4/09 at 102.00	BBB+	1,099,413

Portfolio of Investments (Unaudited)

Nuveen North Carolina Municipal Bond Fund (continued)

November 30, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$1,055	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Union Regional Medical Center, Series 2002A, 5.250%, 1/01/14	1/12 at 100.00	A	$1,058,977

690	North Carolina Medical Care Commission, Healthcare Revenue Bonds, Carolina Medicorp, Series 1996, 5.250%, 5/01/21	2/09 at 100.00	Aa3	658,281

10,000	North Carolina Medical Care Commission, Healthcare Revenue Refunding Bonds, Novant Health Inc., Series 2006, 5.000%, 11/01/39	11/16 at 100.00	Aa3	8,050,199

3,500	North Carolina Medical Care Commission, Hospital Revenue Bonds, Southeastern Regional Medical Center, Series 1999, 6.250%, 6/01/29	6/09 at 102.00	A	3,200,470

3,580	North Carolina Medical Care Commission, Hospital Revenue Bonds, Wilson Medical Center, Series 2007, 5.000%, 11/01/20	11/17 at 100.00	A–	3,016,222

1,250	North Carolina Medical Care Commission, Revenue Bonds, Blue Ridge Healthcare System, Series 2005, 5.000%, 1/01/33 – FGIC Insured	1/15 at 100.00	AA	934,600

7,040	North Carolina Medical Care Commission, Revenue Bonds, Hugh Chatham Memorial Hospital, Series 2007, 5.000%, 8/01/35 – MBIA Insured	2/17 at 100.00	AA	5,184,608

750	Northern Hospital District of Surry County, North Carolina, Health Care Facilities Revenue Bonds, Series 2008, 6.250%, 10/01/38	4/18 at 100.00	BBB	616,425

	Onslow County Hospital Authority, North Carolina, FHA Insured Mortgage Revenue Bonds, Onslow Memorial Hospital Project, Series 2006:
1,200	5.000%, 4/01/31 – MBIA Insured	10/16 at 100.00	AA	851,460
2,000	5.000%, 10/01/34 – MBIA Insured	10/16 at 100.00	AA	1,365,580

8,200	The Charlotte-Mecklenberg Hospital Authority (North Carolina), Doing Business as Carolinas HealthCare System, Health Care Refunding Revenue Bonds, Series 2008A, 5.000%, 1/15/47	1/18 at 100.00	AA–	6,423,223
55,175	Total Health Care			44,403,773
	Housing/Single Family – 4.3%

1,130	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series 10A, 5.400%, 7/01/32 – AMBAC Insured (Alternative Minimum Tax)	7/10 at 100.00	AA	937,267

810	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series 3A, 5.200%, 7/01/26 (Alternative Minimum Tax)	1/09 at 101.00	AA	686,977

2,265	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series 4A, 5.300%, 7/01/26 (Alternative Minimum Tax)	1/09 at 100.00	AA	2,225,249

3,520	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series 5A, 5.625%, 7/01/30 (Alternative Minimum Tax)	7/09 at 100.00	AA	3,505,427

1,330	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series 6A, 6.200%, 1/01/29 (Alternative Minimum Tax)	7/09 at 100.00	AA	1,243,164

2,250	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 2007-29A, 4.800%, 7/01/33 (Alternative Minimum Tax)	1/17 at 100.00	AA	1,642,185

1,455	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 25-A, 4.900%, 7/01/37 (Alternative Minimum Tax)	7/16 at 100.00	AA	1,049,855

350	North Carolina Housing Finance Agency, Single Family Revenue Bonds, Series 1995BB, 6.500%, 9/01/26 (Alternative Minimum Tax)	3/09 at 100.00	AA	357,326

755	North Carolina Housing Finance Agency, Single Family Revenue Bonds, Series 1995DD, 6.200%, 9/01/27 (Alternative Minimum Tax)	3/09 at 100.00	AA	768,650

1,370	North Carolina Housing Finance Agency, Single Family Revenue Bonds, Series 1996LL, 6.200%, 3/01/26 (Alternative Minimum Tax)	3/09 at 100.00	AA	1,388,139

825	North Carolina Housing Finance Agency, Single Family Revenue Bonds, Series 1997RR, 5.850%, 9/01/28 (Alternative Minimum Tax)	3/09 at 100.00	AA	824,909

675	North Carolina Housing Finance Agency, Single Family Revenue Bonds, Series 1998VV, 5.250%, 3/01/17 (Alternative Minimum Tax)	3/09 at 100.50	AA	639,441
16,735	Total Housing/Single Family			15,268,589

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Long-Term Care – 1.1%

$500	North Carolina Medical Care Commission, First Mortgage Revenue Bonds, Deerfield Episcopal Retirement Community Inc., Series 2004A, 5.000%, 11/01/23	11/14 at 100.00	N/R	$391,300

2,000	North Carolina Medical Care Commission, First Mortgage Revenue Bonds, The Forest at Duke, Inc., Series 2007, 5.125%, 9/01/27	9/17 at 100.00	N/R	1,529,720

2,500	North Carolina Medical Care Commission, Revenue Bonds, Givens Estates, Series 2007, 5.000%, 7/01/33	7/17 at 102.00	N/R	1,570,175

600	North Carolina Medical Care Commission, Revenue Bonds, Pines at Davidson, Series 2006A, 5.000%, 1/01/36	1/16 at 100.00	N/R	426,906
5,600	Total Long-Term Care			3,918,101
	Materials – 0.3%

2,195	Gaston County Industrial Facilities and Pollution Control Financing Authority, North Carolina, National Gypsum Company Project Exempt Facilities Revenue Bonds, Series 2005, 5.750%, 8/01/35 (Alternative Minimum Tax)	8/15 at 100.00	N/R	1,198,975
	Tax Obligation/General – 7.3%

2,340	Charlotte, North Carolina, General Obligation Bonds, Series 2002A, 5.000%, 7/01/24	7/12 at 100.00	AAA	2,354,391

1,875	Cumberland County, North Carolina, General Obligation School Bonds, Series 2002, 5.000%, 2/01/21	2/12 at 101.00	AA+	1,886,100

3,320	Durham, North Carolina, General Obligation Bonds, Series 2007, 5.000%, 4/01/20	4/17 at 100.00	AAA	3,462,362

1,090	Johnston County, North Carolina, General Obligation Bonds, Series 2005, 5.250%, 2/01/17 – FGIC Insured	2/15 at 100.00	AA+	1,161,809

	Johnston County, North Carolina, General Obligation Bonds, Series 2007:
3,510	5.000%, 2/01/23 – FGIC Insured	2/17 at 100.00	AA+	3,568,406
2,315	5.000%, 2/01/24 – FGIC Insured	2/17 at 100.00	AA+	2,341,160

	North Carolina, General Obligation Bonds, Series 2004A:
2,000	5.000%, 3/01/16	3/14 at 100.00	AAA	2,149,200
2,000	5.000%, 3/01/22	3/14 at 100.00	AAA	2,033,760

1,760	North Carolina, General Obligation Bonds, Series 2005A, 5.000%, 3/01/19	3/15 at 100.00	AAA	1,841,506

	Ramseur, North Carolina, General Obligation Water Refunding Bonds, Series 1997:
120	5.750%, 6/01/18	12/08 at 102.00	N/R	122,509
125	5.750%, 6/01/19	12/08 at 102.00	N/R	127,599
125	5.750%, 6/01/20	12/08 at 102.00	N/R	127,581
130	5.750%, 6/01/21	12/08 at 102.00	N/R	132,670
105	5.750%, 6/01/22	12/08 at 102.00	N/R	107,154

4,000	Wake County, North Carolina, General Obligation Bonds, Series 2005, 5.000%, 5/01/21	5/15 at 100.00	AAA	4,100,720
24,815	Total Tax Obligation/General			25,516,927
	Tax Obligation/Limited – 28.9%

1,000	Buncombe County, North Carolina, Certificates of Participation, Series 2005, 5.000%, 4/01/22 – AMBAC Insured	4/15 at 100.00	AA	995,600

4,000	Buncombe County, North Carolina, Project Development Financing Revenue Bonds, Woodfin Downtown Corridor Development, Series 2008, 7.250%, 8/01/34	8/18 at 100.00	N/R	3,232,360

1,470	Burke County, North Carolina, Certificates of Participation, Series 2006A, 5.000%, 4/01/22 – AMBAC Insured	4/16 at 100.00	AA	1,335,583

	Cabarrus County, North Carolina, Certificates of Participation, Series 2002:
1,330	5.250%, 2/01/19	2/13 at 100.00	AA	1,349,538
3,990	5.000%, 2/01/22	2/13 at 100.00	AA	3,850,829

3,870	Catawba County, North Carolina, Certificates of Participation, Series 2005, 5.000%, 6/01/25 – MBIA Insured	6/15 at 100.00	AA	3,610,091

800	Centennial Authority, North Carolina, Hotel Tax Revenue Bonds, Arena Project, Series 1997, 5.125%, 9/01/19 – FSA Insured	3/09 at 101.00	AAA	802,088

1,400	Charlotte, North Carolina, Certificates of Participation, Governmental Facilities Projects, Series 2003G, 5.375%, 6/01/26	6/13 at 100.00	AA+	1,406,930

Portfolio of Investments (Unaudited)

Nuveen North Carolina Municipal Bond Fund (continued)

November 30, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$5,000	Charlotte, North Carolina, Certificates of Participation, Transit Projects Phase 2, Series 2005E, 5.000%, 6/01/35	6/15 at 100.00	AA+	$4,537,000

2,500	Charlotte, North Carolina, Certificates of Participation, Transit Projects, Series 2003A, 5.000%, 6/01/33	6/13 at 100.00	AA+	2,291,975

1,750	Charlotte, North Carolina, Storm Water Fee Revenue Bonds, Series 2002, 5.000%, 6/01/25	6/12 at 101.00	AAA	1,738,328

1,260	Charlotte, North Carolina, Storm Water Fee Revenue Bonds, Series 2004, 5.000%, 6/01/34	6/14 at 100.00	AAA	1,200,679

1,135	Craven County, North Carolina, Certificates of Participation, Series 2007, 5.000%, 6/01/23 – MBIA Insured	6/17 at 100.00	AA	1,074,425

2,255	Dare County, North Carolina, Certificates of Participation, Series 2002, 5.250%, 6/01/16 – AMBAC Insured	12/12 at 100.00	A1	2,382,881

	Fayetteville Finance Corporation, North Carolina, Installment Payment Revenue Bonds, Municipal Building Project, Series 2005:
1,990	5.250%, 2/01/17 – MBIA Insured	2/15 at 100.00	AA	2,061,859
910	5.250%, 2/01/19 – MBIA Insured	2/15 at 100.00	AA	923,823

	Harnett County, North Carolina, Certificates of Participation, Series 2007A:
2,770	5.000%, 12/01/23 – FSA Insured	12/17 at 100.00	AAA	2,747,203
1,520	5.000%, 12/01/24 – FSA Insured	12/17 at 100.00	AAA	1,496,957

2,000	Hartnett County, North Carolina, Certificates of Participation, Series 2002, 5.125%, 12/01/23 – FSA Insured	12/12 at 101.00	AAA	1,966,100

1,225	Iredell County, North Carolina, Certificates of Participation, Iredell County School Project, Series 2006, 5.000%, 6/01/25 – AMBAC Insured	6/16 at 100.00	AA	1,192,770

1,820	Iredell County, North Carolina, Certificates of Participation, Public Facilities Project, Series 2003, 5.250%, 10/01/18 – AMBAC Insured	10/13 at 100.00	A1	1,854,489

	Lee County, North Carolina, Certificates of Participation, Public Schools and Community College, Series 2004:
1,715	5.250%, 4/01/19 – FSA Insured	4/14 at 100.00	AAA	1,772,727
1,715	5.250%, 4/01/21 – FSA Insured	4/14 at 100.00	AAA	1,744,001
715	5.250%, 4/01/22 – FSA Insured	4/14 at 100.00	AAA	723,072

1,265	Montgomery County, North Carolina, Certificates of Participation, Series 2007B, 5.000%, 2/01/30 – AMBAC Insured	2/17 at 100.00	AA	1,061,702

4,400	North Carolina Infrastructure Finance Corporation, Certificates of Participation, Capital Improvements, Series 2005A, 5.000%, 2/01/19	2/15 at 100.00	AA+	4,515,280

	North Carolina Infrastructure Finance Corporation, Certificates of Participation, Correctional Facilities, Series 2004A:
2,250	5.000%, 2/01/21	2/14 at 100.00	AA+	2,261,543
1,000	5.000%, 2/01/22	2/14 at 100.00	AA+	999,740

	North Carolina Infrastructure Finance Corporation, Certificates of Participation, State Repair, Series 2007B:
3,750	5.000%, 6/01/22 – AMBAC Insured	6/17 at 100.00	AA+	3,678,563
3,750	5.000%, 6/01/23 – AMBAC Insured	6/17 at 100.00	AA+	3,650,400

3,000	North Carolina Infrastructure Finance Corporation, Lease Purchase Revenue Bonds, North Carolina Facilities Project, Series 2004, 5.000%, 11/01/21	11/14 at 100.00	AA+	3,010,560

2,500	North Carolina, Certificates of Participation, Repair and Renovation Project, Series 2004B, 5.000%, 6/01/20	6/14 at 100.00	AA+	2,520,925

1,290	North Carolina, Certificates of Participation, Series 2003, 5.250%, 6/01/22	6/13 at 100.00	AA+	1,297,805

	Orange County, North Carolina, Certificates of Participation, Public Improvement Project, Series 2006A:
1,080	5.000%, 4/01/20 – AMBAC Insured	4/16 at 100.00	AA	1,094,828
1,105	5.000%, 4/01/21 – AMBAC Insured	4/16 at 100.00	AA	1,109,310

	Pitt County, North Carolina, Certificate of Participation, Series 2007:
1,265	5.000%, 4/01/25 – MBIA Insured	4/18 at 100.00	AA	1,172,832
1,175	5.000%, 4/01/26 – MBIA Insured	4/18 at 100.00	AA	1,082,633
1,395	5.000%, 4/01/27 – MBIA Insured	4/18 at 100.00	AA	1,274,319
1,240	5.000%, 4/01/28 – MBIA Insured	4/18 at 100.00	AA	1,122,795

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Tax Obligation/Limited (continued)

	Pitt County, North Carolina, Certificates of Participation, School Facilities Project, Series 2004B:
$1,415	5.000%, 4/01/20 – AMBAC Insured	4/14 at 100.00	A1		$1,358,428
1,415	5.000%, 4/01/21 – AMBAC Insured	4/14 at 100.00	A1		1,334,317
1,415	5.000%, 4/01/22 – AMBAC Insured	4/14 at 100.00	A1		1,314,464

1,270	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005C, 5.500%, 7/01/16 – AMBAC Insured	No Opt. Call	A		1,235,418

4,190	Raleigh, North Carolina, Certificates of Participation, Series 2007, 5.000%, 2/01/27	2/17 at 100.00	AA+		4,034,719

1,000	Rutherford County, North Carolina, Certificates of Participation, Series 2002, 5.000%, 9/01/21 – AMBAC Insured	9/12 at 101.00	Aa3		985,100

3,220	Rutherford County, North Carolina, Certificates of Participation, Series 2007, 5.000%, 12/01/27 – FSA Insured	12/17 at 100.00	AAA		3,035,236

665	Union County, North Carolina, Certificates of Participation, Series 2003, 5.000%, 6/01/11 – AMBAC Insured	No Opt. Call	AA–		703,444

1,000	Wilmington, North Carolina, Certificates of Participation, Series 2004, 5.250%, 9/01/24 – AMBAC Insured	9/14 at 100.00	Aa3		966,630

3,975	Wilmington, North Carolina, Certificates of Participation, Series 2008A, 5.000%, 6/01/33	6/18 at 100.00	AA		3,644,240

1,000	Wilmington, North Carolina, Storm Water Fee Revenue Bonds, Series 2007, 5.000%, 6/01/33 – AMBAC Insured	6/17 at 100.00	AA		909,390

1,700	Wilson County, North Carolina, Certificates of Participation, School Facilities Project, Series 2007, 5.000%, 4/01/25 – AMBAC Insured	4/17 at 100.00	AA		1,524,356

1,635	Wilson, North Carolina, Certificates of Participation, Public Facilities, Series 2007A, 5.000%, 5/01/25 – AGC Insured	5/17 at 100.00	AAA		1,507,356

2,350	Winston-Salem, North Carolina, Certificates of Participation, Series 2001A, 5.000%, 6/01/20	6/11 at 101.00	AA+		2,379,281
104,855	Total Tax Obligation/Limited				101,076,922
	Transportation – 4.6%

6,000	Charlotte, North Carolina, Airport Revenue Bonds, Series 1999B, 6.000%, 7/01/28 – MBIA Insured (Alternative Minimum Tax)	7/09 at 101.00	AA		5,275,320

900	Charlotte, North Carolina, Airport Revenue Bonds, Series 2004A, 5.250%, 7/01/24 – MBIA Insured	7/14 at 100.00	AA		906,453

5,000	Charlotte, North Carolina, Airport Revenue Bonds, Series 2007A, 5.000%, 7/01/36 – AMBAC Insured	7/17 at 100.00	AA		4,065,200

710	Piedmont Triad Airport Authority, North Carolina, Airport Revenue Bonds, Series 1999B, 6.000%, 7/01/21 – FSA Insured (Alternative Minimum Tax)	7/09 at 101.00	AAA		666,399

2,750	Piedmont Triad Airport Authority, North Carolina, Airport Revenue Bonds, Series 2001A, 5.250%, 7/01/15 – FSA Insured	7/11 at 101.00	AAA		2,887,775

2,445	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Series 2001A, 5.250%, 11/01/19 – FGIC Insured	5/11 at 101.00	Aa3		2,470,061
17,805	Total Transportation				16,271,208
	U.S. Guaranteed – 6.7% (4)

50	Asheville Housing Development Corporation, North Carolina, First Lien Revenue Bonds, Series 1980, 10.500%, 5/01/11 (Pre-refunded 11/01/09)	11/09 at 100.00	N/R	(4)	53,742

3,000	Charlotte, North Carolina, Certificates of Participation, Convention Facilities Project, Series 2000B, 5.500%, 12/01/25 (Pre-refunded 12/01/10)	12/10 at 101.00	AA+	(4)	3,244,920

1,675	Charlotte, North Carolina, Certificates of Participation, Public Safety Facilities Project, Series 2000D, 5.500%, 6/01/25 (Pre-refunded 6/01/10)	6/10 at 101.00	AA+	(4)	1,785,316

3,000	Charlotte, North Carolina, Water and Sewerage System Revenue Bonds, Series 2000, 5.250%, 6/01/25 (Pre-refunded 6/01/10)	6/10 at 101.00	AAA		3,186,480

450	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA Carolinas Healthcare System, Series 2005A, 5.000%, 1/15/45 (Pre-refunded 1/15/15)	1/15 at 100.00	AA–	(4)	497,916

4,000	Cumberland County, North Carolina, Hospital Facility Revenue Bonds, Cumberland County Hospital System Inc., Cape Fear Valley Health System, Series 1999, 5.250%, 10/01/29 (Pre-refunded 10/01/09)	10/09 at 101.00	A3	(4)	4,172,520

Portfolio of Investments (Unaudited)

Nuveen North Carolina Municipal Bond Fund (continued)

November 30, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	U.S. Guaranteed (4) (continued)

$995	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1991A, 6.500%, 1/01/18 (ETM)	1/09 at 100.00	AAA		$1,187,602

4,000	North Carolina Medical Care Commission, Health System Revenue Bonds, Mission St. Joseph’s Health System, Series 2001, 5.250%, 10/01/31 (Pre-refunded 10/01/11)	10/11 at 101.00	AA	(4)	4,375,840

1,250	North Carolina Medical Care Commission, Revenue Bonds, Northeast Medical Center, Series 2004, 5.000%, 11/01/24 (Pre-refunded 11/01/14)	11/14 at 100.00	AA	(4)	1,388,488

	University of North Carolina System, Pooled Revenue Refunding Bonds, Series 2002A:
480	5.375%, 4/01/16 (Pre-refunded 10/01/12) – AMBAC Insured	10/12 at 100.00	Baa1	(4)	530,510
490	5.375%, 4/01/20 (Pre-refunded 10/01/12) – AMBAC Insured	10/12 at 100.00	Baa1	(4)	541,563

2,555	University of North Carolina, Chapel Hill, System Net Revenue Bonds, Series 2001A, 5.000%, 12/01/20 (Pre-refunded 6/01/11)	6/11 at 100.00	AA+	(4)	2,735,434
21,945	Total U.S. Guaranteed				23,700,331
	Utilities – 11.3%

6,000	Greenville Utilities Commission, North Carolina, Combined Enterprise Revenue Bonds, Series 2008A, 5.000%, 11/01/33 – FSA Insured	11/18 at 100.00	AAA		5,633,999

2,000	Monroe, North Carolina, Combined Enterprise System Revenue Bonds, Series 2008A, 5.000%, 3/01/33 – AGC Insured	3/18 at 100.00	AAA		1,819,480

5,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 1999D, 6.750%, 1/01/26	1/10 at 101.00	BBB+		5,051,350

2,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2003C, 5.375%, 1/01/17	1/13 at 100.00	BBB+		2,018,140

	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1993B:
1,540	5.500%, 1/01/17 – FGIC Insured	1/09 at 100.00	Baa1		1,540,323
5,300	6.000%, 1/01/18 – AMBAC Insured	No Opt. Call	A		5,543,217
170	6.000%, 1/01/22	No Opt. Call	BBB+		170,065

340	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 2008A, 5.000%, 1/01/23	1/18 at 100.00	BBB+		306,299

8,790	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 1999B, 6.500%, 1/01/20	1/10 at 101.00	A2		8,960,876

2,000	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A, 5.250%, 1/01/15 – AMBAC Insured	1/13 at 100.00	A		2,062,940

2,000	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2008C, 5.250%, 1/01/20	1/18 at 100.00	A2		1,966,920

2,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2004PP, 5.000%, 7/01/23 – FGIC Insured	7/14 at 100.00	AA		1,670,000

	Shelby, North Carolina, Combined Enterprise System Revenue Bonds, Series 2004:
1,035	5.000%, 5/01/20 – SYNCORA GTY Insured	5/14 at 100.00	A–		1,001,197
610	5.000%, 5/01/24 – SYNCORA GTY Insured	5/14 at 100.00	A–		559,498

1,500	Wake County Industrial Facilities and Pollution Control Financing Authority, North Carolina, Revenue Refunding Bonds, Carolina Power and Light Company, Series 2002, 5.375%, 2/01/17	2/12 at 101.00	A2		1,503,705
40,285	Total Utilities				39,808,009
	Water and Sewer – 16.1%

1,000	Asheville, North Carolina, Water System Revenue Bonds, Series 2007, 5.000%, 8/01/32 – MBIA Insured	8/17 at 100.00	AA		914,420

1,280	Brunswick County, North Carolina, Enterprise System Revenue Bonds, Series 2004A, 5.250%, 4/01/23 – FSA Insured	4/14 at 100.00	AAA		1,290,458

1,900	Brunswick County, North Carolina, Enterprise System Revenue Bonds, Series 2008A, 5.000%, 4/01/31 – FSA Insured	4/18 at 100.00	AAA		1,764,701

4,540	Cape Fear Public Utility Authority, North Carolina, Water & Sewer System Revenue Bonds, Series 2008, 5.000%, 8/01/35	8/18 at 100.00	AA		4,170,580

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Water and Sewer (continued)

$2,000	Charlotte, North Carolina, Water and Sewerage System Revenue Bonds, Series 2001, 5.125%, 6/01/26	6/11 at 101.00	AAA	$2,007,940

2,825	Charlotte, North Carolina, Water and Sewerage System Revenue Bonds, Series 2005A, 5.000%, 12/01/21	12/14 at 102.00	AAA	2,886,670

1,000	Charlotte, North Carolina, Water and Sewerage System Revenue Bonds, Series 2008, 5.000%, 7/01/38	7/18 at 100.00	AAA	942,590

	Greensboro, North Carolina, Combined Enterprise System Revenue Bonds, Series 2005A:
1,690	5.000%, 6/01/25	6/15 at 100.00	AAA	1,695,577
610	5.000%, 6/01/26	6/15 at 100.00	AAA	609,994

5,615	Harnett County, North Carolina, Enterprise System Revenue Bonds, Series 2007A, 5.000%, 5/01/27 – FSA Insured	5/17 at 100.00	AAA	5,405,392

6,980	High Point, North Carolina, Combined Enterprise System Revenue Bonds, Series 2008, 5.000%, 11/01/33 – FSA Insured	11/18 at 100.00	AAA	6,682,581

4,000	Oak Island, North Carolina, Enterprise System Revenue Bonds, Series 2008A, 5.000%, 6/01/33 – MBIA Insured	6/18 at 100.00	AA	3,444,080

	Onslow County, North Carolina, Combined Enterprise System Revenue Bonds, Series 2004B:
515	5.000%, 6/01/23 – SYNCORA GTY Insured	6/14 at 100.00	A	477,817
1,030	5.000%, 6/01/24 – SYNCORA GTY Insured	6/14 at 100.00	A	944,489

1,000	Orange Water and Sewerage Authority, North Carolina, Water and Sewerage System Revenue Bonds, Series 2004A, 5.250%, 7/01/20	7/14 at 100.00	AA+	1,027,220

2,335	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Series 2005, 5.000%, 3/01/21	3/15 at 100.00	AAA	2,376,236

	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Series 2006A:
11,995	5.000%, 3/01/31 (UB)	3/16 at 100.00	AAA	11,588,010
30	4.500%, 3/01/36	3/16 at 100.00	AAA	25,040
6,995	5.000%, 3/01/36 (UB)	3/16 at 100.00	AAA	6,597,684

1,330	Union County, North Carolina, Enterprise System Revenue Bonds, Series 2003A, 5.000%, 6/01/29 – FSA Insured	6/13 at 100.00	AAA	1,250,373
58,670	Total Water and Sewer			56,101,852
$391,150	Total Investments (cost $395,257,371) – 103.6%			363,965,425

	Floating Rate Obligations – (3.6)%			(12,655,000)

	Other Assets Less Liabilities – 0.0%			6,432

	Net Assets – 100%			$351,316,857

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

The Portfolio of Investments may reflect the ratings on certain bonds insured by AGC, AMBAC, CIFG, FGIC, FSA, MBIA, RAAI and SYNCORA as of November 30, 2008. Please see the Portfolio Managers’ Commentary for an expanded discussion of the affect on the Fund of changes to the ratings of certain bonds in the portfolio resulting from changes to the ratings of the underlying insurers both during the period and after period end.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

N/R	Not rated.

(ETM)	Escrowed to maturity.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

See accompanying notes to financial statements.

Portfolio of Investments (Unaudited)

Nuveen Tennessee Municipal Bond Fund

November 30, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Consumer Staples – 0.3%

$1,245	South Fulton Industrial Development Board, Tennessee, Revenue Bonds, Tyson Foods Inc., Series 1995, 6.400%, 10/01/20 (Alternative Minimum Tax)	4/09 at 100.00	Ba2	$1,018,460
	Education and Civic Organizations – 0.5%

1,500	Tennessee State School Bond Authority, Higher Educational Facilities Second Program Bonds, Series 2005A, 5.000%, 5/01/25 – MBIA Insured	5/15 at 100.00	AA	1,481,745
	Health Care – 12.1%

3,060	Blount County, Tennessee, Hospital Revenue Improvement Bonds, Blount Memorial Hospital, Series 1998B, 5.125%, 7/01/19	1/09 at 100.00	A3	2,755,377

500	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Catholic Health Initiatives, Series 2008D, 6.250%, 10/01/33	10/18 at 100.00	AA	489,765

3,000	Jackson, Tennessee, Hospital Revenue Refunding Bonds, Jackson-Madison County General Hospital Project, Series 2008, 5.750%, 4/01/41	4/18 at 100.00	A+	2,455,230

3,000	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain States Health Alliance, Series 2006A, 5.250%, 7/01/26	7/16 at 100.00	BBB+	2,121,120

4,000	Knox County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc., Series 2007, 5.250%, 4/01/27	4/17 at 100.00	BBB+	2,897,560

3,675	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Bonds, Baptist Health System of East Tennessee Inc., Series 2002, 6.375%, 4/15/22	4/12 at 101.00	A1	3,412,495

1,000	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Bonds, Fort Sanders Alliance Obligated Group, Series 1993A, 6.250%, 1/01/13 – MBIA Insured	No Opt. Call	AA	1,024,150

	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Refunding Bonds, Covenant Health, Series 2006:
2,000	0.000%, 1/01/35	1/17 at 41.04	A–	256,400
3,980	0.000%, 1/01/36	1/17 at 38.98	A–	470,356
7,555	0.000%, 1/01/42	1/17 at 28.53	A–	549,324

2,500	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Methodist Healthcare, Series 2004, 5.250%, 9/01/27 – FSA Insured	3/18 at 100.00	AAA	2,365,675

7,500	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, St Jude’s Childrens Hospital, Series 2006, 5.000%, 7/01/36	7/16 at 100.00	Aa2	6,530,475

6,000	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Wellmont Health System, Series 2006C, 5.250%, 9/01/36	9/16 at 100.00	BBB+	3,980,700

	Sullivan County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Bonds, Wellmont Health System, Series 2003:
2,000	5.000%, 9/01/15 – RAAI Insured	9/13 at 100.00	BBB+	1,768,740
3,500	5.000%, 9/01/18 – RAAI Insured	9/13 at 100.00	BBB+	2,913,400

5,000	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding Bonds, Sumner Regional Health System Inc., Series 2007, 5.500%, 11/01/27	11/17 at 100.00	N/R	3,753,800
58,270	Total Health Care			37,744,567
	Housing/Multifamily – 3.3%

	Chattanooga Health, Educational and Housing Facilities Board, Tennessee, GNMA Collateralized Housing Revenue Bonds, Rainbow Creek Apartments Project, Series 1999:
365	6.125%, 11/20/19 (Alternative Minimum Tax)	11/09 at 102.00	AAA	364,299
3,955	6.375%, 11/20/39 (Alternative Minimum Tax)	11/09 at 102.00	AAA	3,611,311

	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, FHA-Insured Housing Revenue Bonds, Herman Street Apartments, Series 1992:
230	7.000%, 6/01/17	12/08 at 100.00	AAA	232,068
485	7.250%, 6/01/32	12/08 at 100.00	AAA	487,076

3,485	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, GNMA Collateralized Multifamily Housing Revenue Bonds, Berkshire Place, Series 2000, 6.125%, 3/20/39 (Alternative Minimum Tax)	3/10 at 102.00	Aaa	2,939,493

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Housing/Multifamily (continued)

$2,720	Metropolitan Government of Nashville-Davidson County Industrial Development Board, Tennessee, GNMA Collateralized Multifamily Housing Revenue Refunding Bonds, Valley Forge Apartments, Series 2000A, 6.375%, 1/20/31	1/10 at 102.00	Aaa	$2,744,698
11,240	Total Housing/Multifamily			10,378,945
	Housing/Single Family – 3.7%

45	Hamilton County, Tennessee, GNMA Certificates Single Family Mortgage Revenue Bonds, Home Purchase and Rehabilitation Program, Series 1990, 8.000%, 9/01/23 (Alternative Minimum Tax)	3/09 at 100.00	AAA	45,732

245	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 1996-3, 5.850%, 7/01/17 (Alternative Minimum Tax)	1/09 at 101.00	AA	245,042

1,775	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 1998-2, 5.375%, 7/01/29 (Alternative Minimum Tax)	1/09 at 101.00	AA	1,496,769

770	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 1999-3, 6.000%, 1/01/20 (Alternative Minimum Tax)	1/09 at 101.00	AA	757,726

4,605	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 2002A, 5.400%, 7/01/32 – FSA Insured (Alternative Minimum Tax)	7/11 at 100.00	AAA	3,810,269

985	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 2004, 5.000%, 7/01/34 (Alternative Minimum Tax)	7/13 at 100.00	AA	928,047

4,750	Tennessee Housing Development Agency, Homeownership Program Remarketed Bonds, Series 1996-5B, 5.375%, 7/01/23 (Alternative Minimum Tax)	1/09 at 101.00	AA	4,279,418
13,175	Total Housing/Single Family			11,563,003
	Industrials – 0.6%

2,000	Bradley County, Tennessee, Industrial Development Board Revenue Bonds, Olin Corporation Project, Series 1993C, 6.625%, 11/01/17	4/12 at 103.00	Baa3	1,793,860
	Tax Obligation/General – 18.4%

	Dickson County, Tennessee, General Obligation Refunding Bonds, Series 2002:
2,250	5.000%, 3/01/17 – FGIC Insured	3/13 at 102.00	A3	2,360,228
1,000	5.000%, 3/01/19 – FGIC Insured	3/13 at 102.00	A3	1,015,480

	Gibson County School District, Tennessee, Revenue Bonds, Series 2007:
1,000	5.000%, 4/01/25 – FSA Insured	4/17 at 100.00	Aa3	936,230
1,000	5.000%, 4/01/26 – FSA Insured	4/17 at 100.00	Aa3	926,570
1,000	5.000%, 4/01/27 – FSA Insured	4/17 at 100.00	Aa3	919,860
1,000	5.000%, 4/01/31 – FSA Insured	4/17 at 100.00	Aa3	888,990

1,365	Greene County, Tennessee, General Obligation Bonds, Series 2005B, 5.000%, 6/01/22 – MBIA Insured	6/16 at 100.00	Baa1	1,329,701

3,700	Knoxville County, Tennessee, General Obligation Bonds, Series 2002, 5.500%, 4/01/15	No Opt. Call	AA+	4,166,681

6,070	Knoxville, Tennessee, General Obligation Bonds, Series 2002A, 5.000%, 5/01/25	5/12 at 100.00	AA+	6,029,452

1,000	Marion County, Tennessee, General Obligation Rural School Bonds, Series 2001, 5.000%, 4/01/24 – AMBAC Insured	4/11 at 100.00	A3	984,160

4,655	Memphis, Tennessee, General Obligation Bonds, Series 2003, 5.000%, 5/01/20	5/11 at 101.00	AA	4,711,884

3,450	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Bonds, Series 2004, 5.250%, 6/01/15	6/14 at 100.00	AA	3,739,835

2,000	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Bonds, Series 2005C, 5.000%, 2/01/19	2/15 at 100.00	AA	2,055,440

3,600	Metropolitan Nashville & Davidson Counties, Tennessee, General Obligation Bonds, Series 2005B, 5.000%, 1/01/11	No Opt. Call	AA	3,806,424

1,300	Montgomery County, Tennessee, General Obligation Bonds, Series 2004, 5.000%, 5/01/15 – FGIC Insured	5/14 at 102.00	Aa3	1,375,998

1,120	Overton County, Tennessee, General Obligation Bonds, Series 2004, 5.000%, 4/01/14 – MBIA Insured	No Opt. Call	Baa1	1,187,872

	Putnam County, Tennessee, General Obligation School Refunding Bonds, Series 2001:
1,000	5.250%, 4/01/18 – FGIC Insured	No Opt. Call	A1	1,036,920
2,960	5.250%, 4/01/19 – FGIC Insured	No Opt. Call	A1	3,116,229
2,645	5.250%, 4/01/20 – FGIC Insured	No Opt. Call	A1	2,738,157

Portfolio of Investments (Unaudited)

Nuveen Tennessee Municipal Bond Fund (continued)

November 30, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Tax Obligation/General (continued)

$1,205	Roane County, Tennessee, General Obligation Rural School Bonds, Series 2004, 5.000%, 5/01/16 – MBIA Insured	5/14 at 100.00	A2		$1,279,927

3,500	Shelby County, Tennessee, General Obligation Bonds, Series 2005A, 5.000%, 4/01/17 – AMBAC Insured	4/15 at 100.00	AA+		3,686,550

1,645	Smith County, Tennessee, General Obligation Bonds, Series 2005, 5.000%, 4/01/20 – AMBAC Insured	4/15 at 102.00	Baa1		1,689,366

1,750	Sullivan County, Tennessee, General Obligation Bonds, Series 2004, 5.000%, 5/01/17 – AMBAC Insured	5/15 at 102.00	Aa3		1,868,773

1,965	Sullivan County, Tennessee, General Obligation Bonds, Series 2005, 5.000%, 4/01/24 – AMBAC Insured	4/15 at 102.00	Aa3		1,954,468

1,000	Williamson County, Tennessee, General Obligation Bonds, Rural School, Series 2002, 5.000%, 3/01/17	3/13 at 102.00	Aaa		1,048,990

1,200	Williamson County, Tennessee, General Obligation Bonds, Rural School, Series 2004B, 5.000%, 5/01/20	5/15 at 100.00	Aaa		1,236,012

1,435	Williamson County, Tennessee, General Obligation Bonds, Rural School, Series 2004, 5.000%, 4/01/18	No Opt. Call	Aaa		1,548,193
55,815	Total Tax Obligation/General				57,638,390
	Tax Obligation/Limited – 1.6%

1,790	Coffee County Public Building Authority, Manchester, Tennessee, General Obligation Local Government Improvement Bonds, Series 2003Z-1-A, 5.375%, 6/01/18 – AMBAC Insured	6/13 at 100.00	Baa1		1,834,911

4,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Refunding and Improvement Bonds, Meharry Medical College, Series 1996, 5.000%, 12/01/24 – AMBAC Insured	6/09 at 100.00	A		3,084,640
5,790	Total Tax Obligation/Limited				4,919,551
	Telecommunication Services – 0.7%

2,700	Fayetteville, Tennessee, Revenue Bonds, Broadband Telecommunications Network, Series 2000, 6.500%, 4/01/20	4/09 at 100.50	N/R		2,122,578
	Transportation – 3.6%

	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 1999D:
4,000	6.000%, 3/01/24 – AMBAC Insured (Alternative Minimum Tax)	3/10 at 101.00	A		3,564,440
1,640	6.125%, 3/01/25 – AMBAC Insured (Alternative Minimum Tax)	3/10 at 101.00	A		1,467,111

3,710	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 2001A, 5.500%, 3/01/17 – FSA Insured (Alternative Minimum Tax)	3/11 at 100.00	AAA		3,570,133

2,850	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 2001B, 5.125%, 3/01/26 – FSA Insured	3/11 at 100.00	AAA		2,722,434
12,200	Total Transportation				11,324,118
	U.S. Guaranteed – 22.9% (4)

5,000	Chattanooga Industrial Development Board, Tennessee, Lease Rental Revenue Bonds, Series 2000, 5.625%, 10/01/30 (Pre-refunded 10/01/10) – AMBAC Insured	10/10 at 100.00	AA–	(4)	5,346,200

1,520	Clarksville, Tennessee, Water, Sewer, and Gas Revenue Refunding and Improvement Bonds, Series 1992, 0.000%, 2/01/16 – MBIA Insured (ETM)	No Opt. Call	AA	(4)	1,142,569

	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Refunding and Improvement Bonds, Johnson City Medical Center, Series 1998C:
2,365	5.125%, 7/01/25 – MBIA Insured (ETM)	1/09 at 101.00	Aaa		2,370,700
9,395	5.250%, 7/01/28 – MBIA Insured (ETM)	1/09 at 101.00	Aaa		9,396,315

7,795	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Refunding and Improvement Bonds, Johnson City Medical Center, Series 1998C, 5.125%, 7/01/25 (Pre-refunded 7/01/23) – MBIA Insured	7/23 at 100.00	AA	(4)	7,801,470

6,195	Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc., Series 1999, 5.625%, 4/01/29 (Pre-refunded 4/01/09)	4/09 at 101.00	N/R	(4)	6,351,610

4,000	Maury County Industrial Development Board, Tennessee, Solid Waste Disposal Revenue Bonds, Occidental Petroleum Company, Series 2000B, 6.300%, 8/01/18 (Pre-refunded 8/01/10) (Alternative Minimum Tax)	8/10 at 100.00	N/R	(4)	4,250,520

10,000	Memphis-Shelby County Sports Authority, Tennessee, Revenue Bonds, Memphis Arena, Series 2002A, 5.125%, 11/01/28 (Pre-refunded 11/01/12) – AMBAC Insured	11/12 at 100.00	AA–	(4)	10,958,900

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	U.S. Guaranteed (4) (continued)

$4,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Adventist Health System/Sunbelt Obligated Group, Series 2000, 6.600%, 11/15/30 (Pre-refunded 11/15/10)	11/10 at 101.00	A2	(4)	$4,404,640

18,670	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Subordinate Lien Revenue Bonds, Volunteer Healthcare Systems Inc., Series 1988, 0.000%, 6/01/21 (ETM)	No Opt. Call	Aaa		9,946,629

245	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E, 6.000%, 8/01/26 – AGC Insured	No Opt. Call	AAA		273,356

5,200	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, St. Jude’s Children’s Research Foundation, Series 1999, 5.375%, 7/01/29 (Pre-refunded 7/01/09)	7/09 at 102.00	N/R	(4)	5,428,748

	Sullivan County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Bonds, Wellmont Health System, Series 2002:
2,345	6.250%, 9/01/22 (Pre-refunded 9/01/12)	9/12 at 101.00	N/R	(4)	2,621,288
1,405	6.250%, 9/01/22 (Pre-refunded 9/01/12)	9/12 at 101.00	N/R	(4)	1,570,537
78,135	Total U.S. Guaranteed				71,863,482
	Utilities – 18.6%

5,000	Chattanooga, Tennessee, Electric System Enterprise Revenue Bonds, Series 2008A, 5.000%, 9/01/33	3/18 at 100.00	AA		4,695,800

2,000	Clarksville Natural Gas Acquisition Corporation, Tennessee, Natural Gas Revenue Bonds, Series 2006, 5.000%, 12/15/21 – SYNCORA GTY Insured	No Opt. Call	A2		1,489,160

5,000	Clarksville, Tennessee, Electric System Revenue Bonds, Series 2007, 5.000%, 9/01/32 – SYNCORA GTY Insured	9/17 at 100.00	A1		4,168,150

1,830	Clarksville, Tennessee, Water, Sewer and Gas Revenue Refunding Bonds, Series 2002, 5.250%, 2/01/17 – FSA Insured	No Opt. Call	Aa3		1,952,811

2,995	Clarksville, Tennessee, Water, Sewer, and Gas Revenue Refunding and Improvement Bonds, Series 2001, 5.000%, 2/01/22 – FSA Insured	2/11 at 100.00	Aa3		3,005,183

1,100	Dickson, Tennessee, Electric System Revenue Bonds, Series 2002, 5.000%, 9/01/16 – FSA Insured	9/12 at 102.00	Aa3		1,154,626

	Memphis, Tennessee, Subordinate Lien Electric System Revenue Bonds, Series 2003A:
2,000	5.000%, 12/01/14 – MBIA Insured	12/13 at 100.00	AA+		2,140,320
2,855	5.000%, 12/01/17 – MBIA Insured	12/13 at 100.00	AA+		2,959,407

7,800	Metropolitan Government of Nashville-Davidson County, Tennessee, Electric System Revenue Bonds, Series 1996A, 0.000%, 5/15/11 – MBIA Insured	No Opt. Call	AA		7,225,530

9,000	Metropolitan Government of Nashville-Davidson County, Tennessee, Electric System Revenue Bonds, Series 2001A, 5.125%, 5/15/26	5/11 at 100.00	AA+		8,852,040

2,000	Metropolitan Government of Nashville-Davidson County, Tennessee, Electric System Revenue Bonds, Series 2008A, 5.000%, 5/15/33	5/18 at 100.00	AA+		1,833,700

5,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/23 – FGIC Insured	7/15 at 100.00	AA		4,175,000

5,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005SS, 5.000%, 7/01/23 – MBIA Insured	7/15 at 100.00	AA		4,175,000

	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A:
2,000	5.000%, 9/01/12	No Opt. Call	AA–		1,828,600
2,700	5.250%, 9/01/18	No Opt. Call	AA–		2,164,995
5,000	5.250%, 9/01/22	No Opt. Call	AA–		3,611,750
1,500	5.250%, 9/01/26	No Opt. Call	AA–		1,023,750

	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C:
300	5.000%, 2/01/23	No Opt. Call	AA–		208,260
100	5.000%, 2/01/24	No Opt. Call	AA–		68,391

1,800	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Series 2007B, 5.000%, 7/01/31	7/17 at 100.00	BBB–		1,431,216
64,980	Total Utilities				58,163,689

Portfolio of Investments (Unaudited)

Nuveen Tennessee Municipal Bond Fund (continued)

November 30, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Water and Sewer – 13.4%

$1,000	Dickson County Water Authority, Tennessee, Waterworks System Revenue Bonds, Series 2002, 5.000%, 12/01/19 – FGIC Insured	12/12 at 100.00	A3	$967,120

5,000	Gallatin, Tennessee, Water and Sewer Revenue Bonds, Series 2008, 5.000%, 1/01/33 – AGC Insured	1/18 at 100.00	Aa2	4,751,350

2,525	Hallsdale-Powell Utility District, Knox County, Tennessee, Water and Sewer Revenue Bonds, Series 2006, 5.000%, 4/01/36 – FGIC Insured	4/17 at 100.00	AA	2,230,636

1,840	Harpeth Valley Utility District, Davidson and Williamson Counties, Tennessee, Revenue Bonds, Series 2005, 5.000%, 9/01/24 – MBIA Insured	9/15 at 100.00	Aa3	1,721,614

	Harpeth Valley Utility District, Davidson and Williamson Counties, Tennessee, Revenue Bonds, Utility Improvements, Series 2004:
1,175	5.000%, 9/01/19 – MBIA Insured	9/14 at 100.00	Aa3	1,172,004
1,225	5.000%, 9/01/20 – MBIA Insured	9/14 at 100.00	Aa3	1,201,015

10,610	Harpeth Valley Utility District, Davidson and Williamson Counties, Tennessee, Revenue Bonds, Utility Improvements, Series 2007, 5.250%, 9/01/42 – FGIC Insured	9/17 at 100.00	Aa3	9,239,719

5,380	Hendersonville Utility District, Tennessee, Waterworks and Sewer Revenue Bonds, Series 2008, 5.250%, 2/01/38 – FSA Insured	2/18 at 100.00	Aa3	4,937,387

5,000	Memphis, Tennessee, Sanitary Sewerage System Revenue Bonds, Series 2002, 5.000%, 10/01/21	10/12 at 100.00	AA	5,029,150

	Rutherford County Consolidated Utility District, Tennessee, Waterworks Revenue Bonds, Series 2004:
1,295	5.000%, 2/01/20 – MBIA Insured	2/14 at 102.00	A1	1,319,139
1,300	5.000%, 2/01/22 – MBIA Insured	2/14 at 100.00	A1	1,270,477

2,000	Rutherford County Consolidated Utility District, Tennessee, Waterworks Revenue Bonds, Series 2006, 5.000%, 2/01/36 – FSA Insured	2/16 at 100.00	Aa3	1,774,840

1,060	White House Utility District, Robertson and Sumner Counties, Tennessee, Water and Sewerage Revenue Refunding Bonds, Series 2001, 5.125%, 1/01/26 – FSA Insured	1/11 at 100.00	Aa3	1,007,254

5,000	White House Utility District, Robertson and Sumner Counties, Tennessee, Water and Sewerage Revenue Refunding Bonds, Series 2006, 5.000%, 1/01/28 – MBIA Insured	1/17 at 100.00	A2	4,446,350

960	Wilson County Water and Wastewater Authority, Tennessee, Waterworks Revenue Refunding and Improvement Bonds, Series 1993, 6.000%, 3/01/14	3/09 at 101.00	Baa1	976,191
45,370	Total Water and Sewer			42,044,246
$352,420	Total Investments (cost $332,743,291) – 99.7%			312,056,634

	Other Assets Less Liabilities – 0.3%			1,095,416

	Net Assets – 100%			$313,152,050

Credit Default Swaps outstanding at November 30, 2008:

Counterparty	Referenced Entity	Buy/Sell Protection	Notional Amount	Fixed Rate	Termination Date	Value at November 30, 2008	Unrealized Appreciation (Depreciation)
Bank of America	The Goldman Sachs Group, Inc.	Buy	$5,000,000	2.725%	12/20/13	$68,567	$68,567

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

The Portfolio of Investments may reflect the ratings on certain bonds insured by AGC, AMBAC, CIFG, FGIC, FSA, MBIA, RAAI and SYNCORA as of November 30, 2008. Please see the Portfolio Managers’ Commentary for an expanded discussion of the affect on the Fund of changes to the ratings of certain bonds in the portfolio resulting from changes to the ratings of the underlying insurers both during the period and after period end.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

N/R	Not rated.

(ETM)	Escrowed to maturity.

See accompanying notes to financial statements.

Statement of Assets and Liabilities (Unaudited)

November 30, 2008

	Georgia	Louisiana	North Carolina	Tennessee
Assets
Investments, at value (cost $204,531,905, $93,232,213, $395,257,371 and $332,743,291, respectively)	$186,424,175	$82,311,431	$363,965,425	$312,056,634
Unrealized appreciation on credit default swap	—	—	—	68,567
Receivables:
Interest	3,551,409	1,176,434	6,123,604	4,343,185
Investments sold	942,500	200,000	—	—
Shares sold	120,766	217,903	1,229,641	436,348
Other assets	384	148	7,232	29,057
Total assets	191,039,234	83,905,916	371,325,902	316,933,791
Liabilities
Cash overdraft	870,277	556,318	5,124,737	2,511,999
Floating rate obligations	—	3,995,000	12,655,000	—
Payables:
Dividends	464,126	175,997	914,043	514,501
Investments purchased	937,720	—	—	—
Shares redeemed	561,639	59,824	1,042,762	449,136
Accrued expenses:
Management fees	86,155	36,378	159,207	140,073
12b-1 distribution and service fees	36,421	21,465	50,401	78,083
Other	45,587	16,240	62,895	87,949
Total liabilities	3,001,925	4,861,222	20,009,045	3,781,741
Net assets	$188,037,309	$79,044,694	$351,316,857	$313,152,050
Class A Shares
Net assets	$97,761,420	$62,587,230	$138,569,962	$253,677,845
Shares outstanding	10,282,590	6,570,047	14,915,319	24,764,754
Net asset value per share	$9.51	$9.53	$9.29	$10.24
Offering price per share (net asset value per share plus maximum sales charge of 4.20% of offering price)	$9.93	$9.95	$9.70	$10.69
Class B Shares
Net assets	$5,414,482	$4,114,500	$8,465,424	$8,197,156
Shares outstanding	567,550	432,126	908,962	799,534
Net asset value and offering price per share	$9.54	$9.52	$9.31	$10.25
Class C Shares
Net assets	$25,132,836	$12,276,897	$32,110,038	$47,653,183
Shares outstanding	2,649,916	1,292,515	3,454,307	4,653,954
Net asset value and offering price per share	$9.48	$9.50	$9.30	$10.24
Class I Shares
Net assets	$59,728,571	$66,067	$172,171,433	$3,623,866
Shares outstanding	6,299,890	6,915	18,473,773	353,885
Net asset value and offering price per share	$9.48	$9.55	$9.32	$10.24

Net Assets Consist of:
Capital paid-in	$212,315,724	$89,569,267	$387,103,292	$331,774,897
Undistributed (Over-distribution of) net investment income	(70,267)	160,865	(480,885)	(68,451)
Accumulated net realized gain (loss) from investments and derivative transactions	(6,100,418)	235,344	(4,013,604)	2,063,694
Net unrealized appreciation (depreciation) of investments and derivative transactions	(18,107,730)	(10,920,782)	(31,291,946)	(20,618,090)
Net assets	$188,037,309	$79,044,694	$351,316,857	$313,152,050

See accompanying notes to financial statements.

Statement of Operations (Unaudited)

Six Months Ended November 30, 2008

	Georgia	Louisiana	North Carolina	Tennessee
Investment Income	$5,492,656	$2,457,308	$9,569,005	$8,293,897
Expenses
Management fees	573,654	231,047	1,010,391	874,267
12b-1 service fees – Class A	109,553	67,465	154,173	266,963
12b-1 distribution and service fees – Class B	28,954	23,010	45,266	43,911
12b-1 distribution and service fees – Class C	101,744	48,938	127,256	187,685
Shareholders’ servicing agent fees and expenses	33,542	17,861	45,992	61,984
Interest expense on floating rate obligations	—	61,440	159,737	—
Custodian’s fees and expenses	27,661	12,625	50,343	30,283
Trustees’ fees and expenses	2,289	792	3,994	3,337
Professional fees	7,872	5,307	12,839	13,458
Shareholders’ reports – printing and mailing expenses	14,960	7,598	18,521	16,526
Federal and state registration fees	2,692	1,605	4,539	3,521
Other expenses	2,127	760	3,457	3,243
Total expenses before custodian fee credit	905,048	478,448	1,636,508	1,505,178
Custodian fee credit	(12,622)	(3,690)	(18,833)	(26,540)
Net expenses	892,426	474,758	1,617,675	1,478,638
Net investment income	4,600,230	1,982,550	7,951,330	6,815,259
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(5,968,863)	(8,633)	(1,876,371)	(11,479)
Futures	263,352	—	—	960,696
Swaps	—	—	—	223,352
Change in unrealized appreciation or (depreciation) of:
Investments	(18,347,235)	(10,930,176)	(34,625,743)	(27,867,812)
Futures	—	—	—	18,696
Swaps	—	—	—	(134,645)
Net realized and unrealized gain (loss)	(24,052,746)	(10,938,809)	(36,502,114)	(26,811,192)
Net increase (decrease) in net assets from operations	$(19,452,516)	$(8,956,259)	$(28,550,784)	$(19,995,933)

See accompanying notes to financial statements.

Statement of Changes in Net Assets (Unaudited)

	Georgia		Louisiana
	Six Months Ended 11/30/08	Year Ended 5/31/08	Six Months Ended 11/30/08	Year Ended 5/31/08
Operations
Net investment income	$4,600,230	$8,722,387	$1,982,550	$3,751,876
Net realized gain (loss) from:
Investments	(5,968,863)	(394,908)	(8,633)	483,300
Futures	263,352	—	—	—
Swaps	—	—	—	—
Change in net unrealized appreciation (depreciation) of:
Investments	(18,347,235)	(5,425,266)	(10,930,176)	(3,170,962)
Futures	—	—	—	—
Swaps	—	—	—	—
Net increase (decrease) in net assets from operations	(19,452,516)	2,902,213	(8,956,259)	1,064,214
Distributions to Shareholders
From net investment income:
Class A	(2,232,479)	(4,717,071)	(1,506,432)	(2,907,093)
Class B	(100,966)	(255,498)	(89,057)	(206,612)
Class C	(479,890)	(967,513)	(258,979)	(467,882)
Class I (1)	(1,535,215)	(2,877,166)	(1,844)	(3,698)
From accumulated net realized gains:
Class A	—	(128,467)	—	(326,534)
Class B	—	(8,301)	—	(27,353)
Class C	—	(30,312)	—	(60,275)
Class I (1)	—	(72,980)	—	(465)
Decrease in net assets from distributions to shareholders	(4,348,550)	(9,057,308)	(1,856,312)	(3,999,912)
Fund Share Transactions
Proceeds from sale of shares	14,064,195	61,098,924	4,632,783	12,148,651
Proceeds from shares issued to shareholders due to reinvestment of distributions	1,362,798	3,048,746	820,867	1,778,387
	15,426,993	64,147,670	5,453,650	13,927,038
Cost of shares redeemed	(31,560,907)	(49,179,928)	(3,817,414)	(15,159,150)
Net increase (decrease) in net assets from Fund share transactions	(16,133,914)	14,967,742	1,636,236	(1,232,112)
Net increase (decrease) in net assets	(39,934,980)	8,812,647	(9,176,335)	(4,167,810)
Net assets at the beginning of period	227,972,289	219,159,642	88,221,029	92,388,839
Net assets at the end of period	$188,037,309	$227,972,289	$79,044,694	$88,221,029
Undistributed (Over-distribution of) net investment income at the end of period	$(70,267)	$(321,947)	$160,865	$34,627

(1)	Effective May 1, 2008, Class R Shares were renamed Class I Shares.

See accompanying notes to financial statements.

	North Carolina		Tennessee
	Six Months Ended 11/30/08	Year Ended 5/31/08	Six Months Ended 11/30/08	Year Ended 5/31/08
Operations
Net investment income	$7,951,330	$14,042,014	$6,815,259	$12,916,779
Net realized gain (loss) from:
Investments	(1,876,371)	(1,679,987)	(11,479)	1,578,305
Futures	—	—	960,696	(36,743)
Swaps	—	(458,000)	223,352	328,598
Change in net unrealized appreciation (depreciation) of:
Investments	(34,625,743)	(3,783,414)	(27,867,812)	(4,866,866)
Futures	—	—	18,696	(18,696)
Swaps	—	—	(134,645)	439,316
Net increase (decrease) in net assets from operations	(28,550,784)	8,120,613	(19,995,933)	10,340,693
Distributions to Shareholders
From net investment income:
Class A	(3,104,573)	(6,974,491)	(5,566,892)	(10,705,243)
Class B	(155,415)	(386,520)	(157,100)	(385,580)
Class C	(599,646)	(1,097,708)	(908,835)	(1,733,603)
Class I (1)	(3,947,932)	(5,861,610)	(79,335)	(138,700)
From accumulated net realized gains:
Class A	—	(71,452)	—	(1,495,704)
Class B	—	(4,800)	—	(65,587)
Class C	—	(13,107)	—	(277,228)
Class I (1)	—	(58,595)	—	(18,242)
Decrease in net assets from distributions to shareholders	(7,807,566)	(14,468,283)	(6,712,162)	(14,819,887)
Fund Share Transactions
Proceeds from sale of shares	71,183,970	163,726,674	20,642,707	37,568,568
Proceeds from shares issued to shareholders due to reinvestment of distributions	2,174,325	4,788,696	3,546,644	7,879,301
	73,358,295	168,515,370	24,189,351	45,447,869
Cost of shares redeemed	(71,942,002)	(103,393,888)	(18,862,339)	(37,711,313)
Net increase (decrease) in net assets from Fund share transactions	1,416,293	65,121,482	5,327,012	7,736,556
Net increase (decrease) in net assets	(34,942,057)	58,773,812	(21,381,083)	3,257,362
Net assets at the beginning of period	386,258,914	327,485,102	334,533,133	331,275,771
Net assets at the end of period	$351,316,857	$386,258,914	$313,152,050	$334,533,133
Undistributed (Over-distribution of) net investment income at the end of period	$(480,885)	$(624,649)	$(68,451)	$(171,548)

(1)	Effective May 1, 2008, Class R Shares were renamed Class I Shares.

See accompanying notes to financial statements.

Notes to Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

The Nuveen Multistate Trust III (the “Trust”) is an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust is comprised of Nuveen Georgia Municipal Bond Fund (“Georgia”), Nuveen Louisiana Municipal Bond Fund (“Louisiana”), Nuveen North Carolina Municipal Bond Fund (“North Carolina”) and Nuveen Tennessee Municipal Bond Fund (“Tennessee”) (collectively, the “Funds”). The Trust was organized as a Massachusetts business trust on July 1, 1996. The Funds were each organized as a series of predecessor trusts or corporations prior to that date.

The Funds seek to provide high levels of tax-free income and preservation of capital through investing primarily in diversified portfolios of quality municipal bonds. Each Fund may also invest up to 20% of its net assets in below-investment grade (“high yield”, “high risk” or “junk”) municipal bonds.

Effective May 1, 2008, the following policy changes are applicable to the Funds:

•

Class B Shares will only be issued (i) upon the exchange of Class B Shares from another Nuveen fund, (ii) for purposes of dividend reinvestment, and (iii) through December 31, 2008, for defined contribution plans and investors using automatic investment plans with investments in Class B Shares as of March 31, 2008. The reinstatement privilege for Class B Shares will no longer be available as of December 31, 2008.

•

Class R Shares have been renamed Class I Shares and are available for (i) purchases of $1 million or more, (ii) purchases using dividends and capital gains distributions on Class I Shares and (iii) purchase by limited categories of investors.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Investment Valuation

The prices of municipal bonds in each Fund’s investment portfolio are provided by a pricing service approved by the Fund’s Board of Trustees. When market price quotes are not readily available (which is usually the case for municipal securities), the pricing service may establish fair value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. Prices of swap contracts are also provided by an independent pricing service approved by each Fund’s Board of Trustees. Futures contracts are valued using the closing settlement price, or, in the absence of such price, at the mean of the bid and asked prices. If the pricing service is unable to supply a price for an investment or derivative instrument, each Fund may use market quotes provided by major broker/dealers in such investments. If it is determined that the market price for an investment or derivative instrument is unavailable or inappropriate, the Board of Trustees of the Funds, or its designee, may establish fair value in accordance with procedures established in good faith by the Board of Trustees. Temporary investments in securities that have variable rate and demand features qualifying them as short-term investments are valued at amortized cost, which approximates value.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At November 30, 2008, there were no such outstanding purchase commitments in any of the Funds.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

Effective November 30, 2007, the Funds adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., a greater than 50 percent likelihood) of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold may result in a tax expense in the current year.

Notes to Financial Statements (Unaudited) (continued)

Implementation of FIN 48 required management of the Funds to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions, which includes federal and certain states. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). The Funds have no examinations in progress.

For all open tax years and all major taxing jurisdictions through the end of the reporting period, management of the Funds has reviewed all tax positions taken or expected to be taken in the preparation of the Funds’ tax returns and concluded the adoption of FIN 48 resulted in no impact to the Funds’ net assets or results of operations as of and during the six months ended November 30, 2008.

The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Shareholders

Tax-exempt net investment income is declared monthly as a dividend. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Flexible Sales Charge Program

Each Fund offers Class A, C and I Shares. Class A Shares are generally sold with an up-front sales charge and incur a .20% annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) if redeemed within twelve months of purchase. Class B Shares are sold without an up-front sales charge but incur a .75% annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. Class B Shares are subject to a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without an up-front sales charge but incur a .55% annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. Class C Shares are subject to a CDSC of 1% if redeemed within one year of purchase. Class I Shares are not subject to any sales charge or 12b-1 distribution or service fees.

Inverse Floating Rate Securities

Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. In turn, this trust (a) issues floating rate certificates, in face amounts equal to some fraction of the deposited bond’s par amount or market value, that typically pay short-term tax-exempt interest rates to third parties, and (b) issues to a long-term investor (such as one of the Funds) an inverse floating rate certificate (sometimes referred to as an “inverse floater”) that represents all remaining or residual interest in the trust. The income received by the inverse floater holder varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the inverse floater holder bears substantially all of the underlying bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond’s value. The price of an inverse floating rate security will be more volatile than that of the underlying bond because the interest rate is dependent on not only the fixed coupon rate of the underlying bond but also on the short-term interest paid on the floating rate certificates, and because the inverse floating rate security essentially bears the risk of loss of the greater face value of the underlying bond.

A Fund may purchase an inverse floating rate security in a secondary market transaction without first owning the underlying bond (referred to as an “externally-deposited inverse floater”), or instead by first selling a fixed-rate bond to a broker-dealer for deposit into the special purpose trust and receiving in turn the residual interest in the trust (referred to as a “self-deposited inverse floater”). The inverse floater held by a Fund gives the Fund the right (a) to cause the holders of the floating rate certificates to tender their notes at par, and (b) to have the broker transfer the fixed-rate bond held by the trust to the Fund, thereby collapsing the trust. An investment in an externally-deposited inverse floater is identified in the Portfolio of Investments as an “Inverse floating rate investment”. An investment in a self-deposited inverse floater is accounted for as a financing transaction in accordance with Statement of Financial Accounting Standards (SFAS) No. 140 “Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities”. In such instances, a fixed-rate bond deposited into a special purpose trust is identified in the Portfolio of Investments as an “Underlying bond of an inverse floating rate trust”, with the Fund accounting for the short-term floating rate certificates issued by the trust as “Floating rate obligations” on the Statement of Assets and Liabilities. In addition, the Fund reflects in Investment Income the entire earnings of the underlying bond and the related interest paid to the holders of the short-term floating rate certificates is included as a component of “Interest expense on floating rate obligations” on the Statement of Operations.

During the six months ended November 30, 2008, Georgia, Louisiana and North Carolina invested in externally-deposited inverse floaters and/or self-deposited inverse floaters. Tennessee did not invest in any such instruments during the six months ended November 30, 2008.

Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse trust” or “credit recovery swap”) (such agreements referred to herein as “Recourse Trusts”) with a broker-dealer by which a Fund agrees to reimburse the broker-dealer, in certain circumstances, for the difference between the liquidation value of the fixed-rate bond held by the trust and the liquidation value of the floating rate certificates, as well as any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on inverse floaters increases beyond the value of a Fund’s inverse floater investments as a Fund may potentially be liable to fulfill all amounts owed to holders of the floating rate certificates. At period end, any such shortfall is included as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and Liabilities.

At November 30, 2008, the Funds were not invested in any externally-deposited Recourse Trusts.

	Georgia	Louisiana	North Carolina	Tennessee
Maximum exposure	$—	$—	$—	$—

The average floating rate obligations outstanding and average annual interest rate and fees related to self-deposited inverse floaters during the six months ended November 30, 2008, were as follows:

	Louisiana	North Carolina
Average floating rate obligations	$4,767,158	$12,655,000
Average annual interest rate and fees	2.57%	2.52%

Swap Contracts

Each Fund is authorized to enter into swap contracts consistent with their investment objectives and policies to reduce, increase or otherwise alter its risk profile or to alter its portfolio characteristics (i.e. duration, yield curve positioning and credit quarter). In connection with these contracts, securities in a Fund’s portfolio may be identified as collateral in accordance with the terms of the respective swap contract.

Forward interest rate swap transactions are intended to help the Fund manage its overall interest rate sensitivity, either shorter or longer, generally to more closely align the Fund’s interest rate sensitivity with that of the broader municipal market. Forward interest rate swap transactions involve each Fund’s agreement with a counterparty to pay, in the future, a fixed or variable rate payment in exchange for the counterparty paying the Fund a variable or fixed rate payment, the accruals for which would begin at a specified date in the future (the “effective date”). The amount of the payment obligation is based on the notional amount of the forward swap contract and the termination date of the swap (which is akin to a bond’s maturity). The value of the Fund’s swap commitment would increase or decrease based primarily on the extent to which long-term interest rates for bonds having a maturity of the swap’s termination date increases or decreases. The Funds may terminate a swap contract prior to the effective date, at which point a realized gain or loss is recognized. When a forward swap is terminated, it ordinarily does not involve the delivery of securities or other underlying assets or principal, but rather is settled in cash on a net basis. Each Fund intends, but is not obligated, to terminate its forward swaps before the effective date. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the credit risk associated with a counterparty failing to honor its commitment to pay any realized gain to the Fund upon termination. To reduce such credit risk, all counterparties are required to pledge collateral daily (based on the daily valuation of each swap) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when any of the Funds have an unrealized loss on a swap contract, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate, either up or down, by at least the predetermined threshold amount. None of the Funds invested in forward interest rate swap transactions during the six months ended November 30, 2008.

Credit default swap contracts involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party. A Fund may enter into a credit default contract to seek to maintain a total return on a particular investment or portion of its portfolio, or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a purchaser of a credit default swap contract, the Fund pays a periodic interest fee on the notional amount to the counterparty. This interest fee is accrued daily as a component of unrealized appreciation or depreciation and is recorded as a realized loss upon payment. Upon occurrence of a specific credit event with respect to the underlying referenced debt obligation, the Fund is obligated to deliver that security, or an equivalent amount of cash, to the counterparty in exchange for receipt of the notional amount from the counterparty. The difference between the value of the security delivered and the notional amount received is recorded as a realized gain. Payments received or made at the beginning of the measurement period are reflected on the Statement of Assets and Liabilities. As a seller of a credit default contract, the Fund generally receives a periodic interest fee on the notional amount from the counterparty. This interest fee is accrued daily as a component of unrealized appreciation or depreciation and is recorded as a realized gain upon payment. Upon occurrence of a specific credit event with respect to the underlying referenced debt obligation, the Fund receives that security, or an equivalent amount of cash, from the counterparty in exchange for payment of the notional amount to the counterparty. The difference between the value of the security received and the notional amount paid is recorded as a realized loss. Tennessee was the only Fund to invest in credit default swap contracts during the six months ended November 30, 2008.

Notes to Financial Statements (Unaudited) (continued)

Futures Contracts

Each Fund is authorized to invest in futures contracts. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract.

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by “marking-to-market” on a daily basis to reflect the changes in market value of the contract. When the contract is closed or expired, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. Cash held by the broker to cover initial margin requirements on open futures contracts, if any, is recognized in the Statement of Assets and Liabilities. Additionally, the Statement of Assets and Liabilities reflects a receivable or payable for the variation margin when applicable. Georgia and Tennessee invested in futures contracts during the six months ended November 30, 2008.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.

Zero Coupon Securities

Each Fund is authorized to invest in zero coupon securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the Portfolios of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Expense Allocation

Expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only include 12b-1 distribution and service fees, are recorded to the specific class.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the custodian bank.

Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. Fair Value Measurements

During the current fiscal period, the Funds adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of each Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1	–	Quoted prices in active markets for identical securities.
Level 2	–	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3	–	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of each Fund’s fair value measurements as of November 30, 2008:

Georgia	Level 1	Level 2	Level 3	Total
Investments	$—	$186,424,175	$—	$186,424,175

Louisiana	Level 1	Level 2	Level 3	Total
Investments	$—	$82,311,431	$—	$82,311,431

North Carolina	Level 1	Level 2	Level 3	Total
Investments	$—	$363,965,425	$—	$363,965,425

Tennessee	Level 1	Level 2	Level 3	Total
Investments	$—	$312,056,634	$—	$312,056,634
Derivatives*	—	68,567	—	68,567
Total	$—	$312,125,201	$—	$312,125,201

* Represents net unrealized appreciation (depreciation).

3. Fund Shares

Transactions in Fund shares were as follows:

	Georgia
	Six Months Ended 11/30/08		Year Ended 5/31/08
	Shares	Amount	Shares	Amount
Shares sold:
Class A	435,086	$4,462,472	1,216,270	$13,085,072
Class A – automatic conversion of Class B shares	15,084	159,237	69,465	752,124
Class B	1,461	16,557	18,772	204,805
Class C	158,332	1,590,063	514,671	5,551,616
Class I	765,631	7,835,866	3,845,884	41,505,307
Shares issued to shareholders due to reinvestment of distributions:
Class A	103,045	1,034,990	217,563	2,345,379
Class B	5,031	50,736	12,909	139,701
Class C	19,410	194,395	40,888	439,514
Class I	8,256	82,677	11,594	124,152
	1,511,336	15,426,993	5,948,016	64,147,670
Shares redeemed:
Class A	(1,081,273)	(10,814,538)	(1,853,388)	(20,089,188)
Class B	(57,442)	(588,969)	(180,094)	(1,938,808)
Class B – automatic conversion to Class A shares	(15,015)	(159,237)	(69,283)	(752,124)
Class C	(191,888)	(1,928,755)	(463,406)	(5,010,642)
Class I	(1,780,493)	(18,069,408)	(1,984,561)	(21,389,166)
	(3,126,111)	(31,560,907)	(4,550,732)	(49,179,928)
Net increase (decrease)	(1,614,775)	$(16,133,914)	1,397,284	$14,967,742

Notes to Financial Statements (Unaudited) (continued)

	Louisiana
	Six Months Ended 11/30/08		Year Ended 5/31/08
	Shares	Amount	Shares	Amount
Shares sold:
Class A	296,353	$3,099,878	763,737	$8,408,335
Class A – automatic conversion of Class B shares	5,946	61,585	81,285	907,536
Class B	880	8,967	8,382	92,674
Class C	142,452	1,462,353	243,979	2,685,287
Class I	—	—	4,916	54,819
Shares issued to shareholders due to reinvestment of distributions:
Class A	66,966	681,755	131,359	1,447,712
Class B	3,640	37,085	8,709	96,106
Class C	9,903	100,531	21,094	232,011
Class I	147	1,496	232	2,558
	526,287	5,453,650	1,263,693	13,927,038
Shares redeemed:
Class A	(235,247)	(2,403,390)	(920,718)	(10,204,891)
Class B	(59,902)	(617,544)	(137,172)	(1,510,682)
Class B – automatic conversion to Class A shares	(5,950)	(61,585)	(81,337)	(907,536)
Class C	(69,797)	(716,895)	(224,739)	(2,481,808)
Class I	(1,745)	(18,000)	(4,908)	(54,233)
	(372,641)	(3,817,414)	(1,368,874)	(15,159,150)
Net increase (decrease)	153,646	$1,636,236	(105,181)	$(1,232,112)

	North Carolina
	Six Months Ended 11/30/08		Year Ended 5/31/08
	Shares	Amount	Shares	Amount
Shares sold:
Class A	1,349,280	$13,207,236	3,009,665	$30,811,210
Class A – automatic conversion of Class B shares	39,314	395,592	161,174	1,655,586
Class B	10,220	92,018	67,013	688,205
Class C	516,218	5,112,900	899,980	9,244,906
Class I	5,253,107	52,376,224	11,787,058	121,326,767
Shares issued to shareholders due to reinvestment of distributions:
Class A	172,134	1,672,442	361,091	3,697,450
Class B	6,311	61,468	17,944	184,332
Class C	31,292	303,928	59,636	610,707
Class I	14,018	136,487	28,829	296,207
	7,391,894	73,358,295	16,392,390	168,515,370
Shares redeemed:
Class A	(2,882,089)	(28,114,592)	(5,188,484)	(53,095,111)
Class B	(92,181)	(897,903)	(234,943)	(2,428,999)
Class B – automatic conversion to Class A shares	(39,230)	(395,592)	(160,859)	(1,655,586)
Class C	(428,756)	(4,171,102)	(589,994)	(6,054,072)
Class I	(3,954,890)	(38,362,813)	(3,903,135)	(40,160,120)
	(7,397,146)	(71,942,002)	(10,077,415)	(103,393,888)
Net increase (decrease)	(5,252)	$1,416,293	6,314,975	$65,121,482

	Tennessee
	Six Months Ended 11/30/08		Year Ended 5/31/08
	Shares	Amount	Shares	Amount
Shares sold:
Class A	1,446,576	$15,715,297	2,350,334	$26,276,080
Class A – automatic conversion of Class B shares	4,950	54,075	107,379	1,199,650
Class B	7,929	87,155	30,439	340,860
Class C	397,835	4,296,564	804,465	8,993,276
Class I	46,267	489,616	67,623	758,702
Shares issued to shareholders due to reinvestment of distributions:
Class A	285,035	3,029,373	592,467	6,620,109
Class B	7,888	84,080	22,988	257,272
Class C	36,551	388,367	81,337	908,293
Class I	4,220	44,824	8,385	93,627
	2,237,251	24,189,351	4,065,417	45,447,869
Shares redeemed:
Class A	(1,228,245)	(13,138,442)	(2,406,153)	(26,907,988)
Class B	(154,467)	(1,684,392)	(161,759)	(1,806,610)
Class B – automatic conversion to Class A shares	(4,945)	(54,075)	(107,275)	(1,199,650)
Class C	(359,374)	(3,832,199)	(675,894)	(7,541,391)
Class I	(14,620)	(153,231)	(22,883)	(255,674)
	(1,761,651)	(18,862,339)	(3,373,964)	(37,711,313)
Net increase (decrease)	475,600	$5,327,012	691,453	$7,736,556

4. Investment Transactions

Purchases and sales (including maturities but excluding short-term investments and derivative transactions) during the six months ended November 30, 2008, were as follows:

	Georgia	Louisiana	North Carolina	Tennessee
Purchases	$22,164,412	$2,014,371	$37,730,764	$18,626,337
Sales and maturities	29,623,111	415,000	30,165,993	9,186,470

5. Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At November 30, 2008, the cost of investments was as follows:

	Georgia	Louisiana	North Carolina	Tennessee
Cost of investments	$204,530,339	$89,228,899	$382,587,168	$332,705,378

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2008, were as follows:

	Georgia	Louisiana	North Carolina	Tennessee
Gross unrealized:
Appreciation	$3,465,447	$1,033,673	$3,480,189	$6,455,703
Depreciation	(21,571,611)	(11,939,747)	(34,757,670)	(27,104,447)
Net unrealized appreciation (depreciation) of investments	$(18,106,164)	$(10,906,074)	$(31,277,481)	$(20,648,744)

Notes to Financial Statements (Unaudited) (continued)

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains at May 31, 2008, the Funds’ last tax year end, were as follows:

	Georgia	Louisiana	North Carolina	Tennessee
Undistributed net tax-exempt income*	$417,145	$321,620	$625,985	$839,126
Undistributed net ordinary income**	—	5	—	266,427
Undistributed net long-term capital gains	—	243,971	—	675,989
*	Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on May 9, 2008, paid on June 2, 2008.
**	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the Funds’ last tax year ended May 31, 2008, was designated for purposes of the dividends paid deduction as follows:

	Georgia	Louisiana	North Carolina	Tennessee
Distributions from net tax-exempt income	$8,787,877	$3,588,527	$14,062,640	$12,881,901
Distributions from net ordinary income**	—	19,627	46,711	166,408
Distributions from net long-term capital gains	239,756	395,000	147,954	1,745,822
**	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At May 31, 2008, the Funds’ last tax year end, Georgia and North Carolina had unused capital loss carryforwards of $326,202 and $2,106,274, respectively, available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire May 31, 2016.

The following Funds have elected to defer net realized losses from investments incurred from November 1, 2007 through May 31, 2008, the Funds’ last tax year end, (“post-October losses”) in accordance with federal income tax regulations. Post-October losses are treated as having arisen on the first day of the current fiscal year:

	Georgia	North Carolina
Post-October capital losses	$68,703	$30,958

6. Management Fee and Other Transactions with Affiliates

Each Fund’s management fee is separated into two components – a complex-level component, based on the aggregate amount of all fund assets managed by Nuveen Asset Management (the “Adviser”), a wholly owned subsidiary of Nuveen Investments, Inc. (“Nuveen”), and a specific fund-level component, based only on the amount of assets within each individual Fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund is based upon the average daily net assets of each Fund as follows:

Average Daily Net Assets	Fund-Level Fee Rate
For the first $125 million	.3500%
For the next $125 million	.3375
For the next $250 million	.3250
For the next $500 million	.3125
For the next $1 billion	.3000
For the next $3 billion	.2750
For net assets over $5 billion	.2500

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the following table. As of November 30, 2008, the complex-level fee rate was .2000%.

The complex-level fee schedule is as follows:

Complex-Level Asset Breakpoint Level (1)	Effective Rate at Breakpoint Level
$55 billion	.2000%
$56 billion	.1996
$57 billion	.1989
$60 billion	.1961
$63 billion	.1931
$66 billion	.1900
$71 billion	.1851
$76 billion	.1806
$80 billion	.1773
$91 billion	.1691
$125 billion	.1599
$200 billion	.1505
$250 billion	.1469
$300 billion	.1445

(1)	The complex-level fee component of the management fee for the funds is calculated based upon the aggregate daily net assets of all Nuveen funds, with such daily net assets to include assets attributable to preferred stock issued by or borrowings by such funds but to exclude assets attributable to investments in other Nuveen funds.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Trust pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its Officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised funds.

The Adviser may voluntarily reimburse expenses from time to time in any of the Funds. Voluntary reimbursements may be terminated at any time at the Adviser’s discretion.

During the six months ended November 30, 2008, Nuveen Investments, LLC (the “Distributor”), a wholly owned subsidiary of Nuveen, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:

	Georgia	Louisiana	North Carolina	Tennessee
Sales charges collected	$44,384	$27,427	$61,175	$195,591
Paid to financial intermediaries	37,567	23,663	53,711	175,920

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

During the six months ended November 30, 2008, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:

	Georgia	Louisiana	North Carolina	Tennessee
Commission advances	$17,276	$13,118	$55,259	$103,361

To compensate for commissions advanced to financial intermediaries, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the six months ended November 30, 2008, the Distributor retained such 12b-1 fees as follows:

	Georgia	Louisiana	North Carolina	Tennessee
12b-1 fees retained	$38,553	$26,820	$61,054	$67,373

The remaining 12b-1 fees charged to the Funds were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the six months ended November 30, 2008, as follows:

	Georgia	Louisiana	North Carolina	Tennessee
CDSC retained	$4,208	$6,980	$11,361	$22,706

Notes to Financial Statements (Unaudited) (continued)

7. New Accounting Pronouncement

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161 (SFAS No. 161)

In March 2008, the FASB issued SFAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities.” This standard is intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to understand: a) how and why a fund uses derivative instruments, b) how derivative instruments and related hedge items are accounted for, and c) how derivative instruments and related hedge items affect a fund’s financial position, results of operations and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. As of November 30, 2008, management does not believe the adoption of SFAS No. 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

8. Subsequent Events

Distributions to Shareholders

The Funds declared dividend distributions from their tax-exempt net investment income which were paid on December 26, 2008, to shareholders of record on December 23, 2008, as follows:

	Georgia	Louisiana	North Carolina	Tennessee
Dividend per share:
Class A	$.0350	$.0390	$.0335	$.0375
Class B	.0290	.0325	.0275	.0310
Class C	.0305	.0345	.0290	.0330
Class I	.0370	.0405	.0350	.0395

The following Funds also declared capital gain and/or net ordinary income distributions, for each share class, which were paid on December 5, 2008, to shareholders of record on December 3, 2008, as follows:

	Louisiana	Tennessee
Capital gains distribution per share	$.0294	$.0411
Net ordinary income distribution per share*	$—	$.0286
*	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

Financial Highlights (Unaudited)

Financial Highlights (Unaudited)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
		Investment Operations			Less Distributions

GEORGIA
Year Ended May 31,	Beginning Net Asset Value	Net Invest- ment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)
Class A (3/86)
2009(f)	$10.66	$.22	$(1.16)	$(.94)	$(.21)	$—	$(.21)	$9.51	(8.91)%
2008	10.96	.43	(.29)	.14	(.43)	(.01)	(.44)	10.66	1.35
2007	10.96	.44	— **	.44	(.44)	—	(.44)	10.96	4.02
2006	11.31	.45	(.30)	.15	(.46)	(.04)	(.50)	10.96	1.32
2005	10.84	.47	.48	.95	(.48)	—	(.48)	11.31	8.92
2004	11.34	.49	(.51)	(.02)	(.48)	—	(.48)	10.84	(.17)
Class B (2/97)
2009(f)	10.69	.18	(1.16)	(.98)	(.17)	—	(.17)	9.54	(9.40)
2008	10.98	.35	(.28)	.07	(.35)	(.01)	(.36)	10.69	.89
2007	10.99	.36	(.01)	.35	(.36)	—	(.36)	10.98	3.20
2006	11.34	.37	(.30)	.07	(.38)	(.04)	(.42)	10.99	.56
2005	10.86	.39	.49	.88	(.40)	—	(.40)	11.34	8.19
2004	11.36	.41	(.51)	(.10)	(.40)	—	(.40)	10.86	(.92)
Class C (1/94)
2009(f)	10.63	.19	(1.16)	(.97)	(.18)	—	(.18)	9.48	(9.20)
2008	10.93	.37	(.29)	.08	(.37)	(.01)	(.38)	10.63	.79
2007	10.94	.38	(.01)	.37	(.38)	—	(.38)	10.93	3.38
2006	11.28	.39	(.29)	.10	(.40)	(.04)	(.44)	10.94	.87
2005	10.81	.41	.48	.89	(.42)	—	(.42)	11.28	8.36
2004	11.31	.43	(.51)	(.08)	(.42)	—	(.42)	10.81	(.71)
Class I (2/97)(g)
2009(f)	10.63	.23	(1.16)	(.93)	(.22)	—	(.22)	9.48	(8.82)
2008	10.93	.45	(.28)	.17	(.46)	(.01)	(.47)	10.63	1.58
2007	10.94	.46	(.01)	.45	(.46)	—	(.46)	10.93	4.16
2006	11.29	.48	(.31)	.17	(.48)	(.04)	(.52)	10.94	1.54
2005	10.81	.49	.49	.98	(.50)	—	(.50)	11.29	9.24
2004	11.31	.51	(.51)	—	(.50)	—	(.50)	10.81	(.01)

Ratios/Supplemental Data
	Ratios to Average Net Assets Before Credit/ Reimbursement						Ratios to Average Net Assets After Reimbursement(c)						Ratios to Average Net Assets After Credit/ Reimbursement(d)

Ending Net Assets (000)	Expenses Including Interest(e)		Expenses Excluding Interest		Net Invest- ment Income		Expenses Including Interest(e)		Expenses Excluding Interest		Net Invest- ment Income		Expenses Including Interest(e)		Expenses Excluding Interest		Net Invest- ment Income		Portfolio Turnover Rate

$97,761.82		%*	.82	%*	4.31	%*	.82	%*	.82	%*	4.31	%*	.81	%*	.81	%*	4.32	%*	11%
115,211.82			.82		3.97		.82		.82		3.97		.81		.81		3.98		22
122,299.82			.82		3.97		.82		.82		3.97		.80		.80		3.99		6
116,580.85			.85		4.08		.85		.85		4.08		.84		.84		4.09		9
115,351.86			.86		4.23		.86		.86		4.23		.85		.85		4.24		10
112,106.86			.86		4.41		.86		.86		4.41		.85		.85		4.41		19

5,414	1.57	*	1.57	*	3.56	*	1.57	*	1.57	*	3.56	*	1.56	*	1.56	*	3.57	*	11
6,774	1.57		1.57		3.22		1.57		1.57		3.22		1.56		1.56		3.23		22
9,346	1.58		1.58		3.23		1.58		1.58		3.23		1.56		1.56		3.25		6
13,638	1.60		1.60		3.33		1.60		1.60		3.33		1.59		1.59		3.34		9
16,776	1.61		1.61		3.48		1.61		1.61		3.48		1.60		1.60		3.49		10
17,738	1.61		1.61		3.66		1.61		1.61		3.66		1.60		1.60		3.66		19

25,133	1.37	*	1.37	*	3.76	*	1.37	*	1.37	*	3.76	*	1.36	*	1.36	*	3.77	*	11
28,319	1.38		1.38		3.41		1.38		1.38		3.41		1.36		1.36		3.43		22
28,110	1.37		1.37		3.42		1.37		1.37		3.42		1.35		1.35		3.44		6
28,835	1.40		1.40		3.53		1.40		1.40		3.53		1.39		1.39		3.54		9
27,257	1.41		1.41		3.68		1.41		1.41		3.68		1.40		1.40		3.68		10
24,293	1.41		1.41		3.86		1.41		1.41		3.86		1.40		1.40		3.86		19

59,729.62		*	.62	*	4.50	*	.62	*	.62	*	4.50	*	.61	*	.61	*	4.51	*	11
77,668.63			.63		4.16		.63		.63		4.16		.61		.61		4.18		22
59,404.62			.62		4.15		.62		.62		4.15		.60		.60		4.17		6
13,942.66			.66		4.26		.66		.66		4.26		.64		.64		4.27		9
3,491.66			.66		4.42		.66		.66		4.42		.65		.65		4.43		10
2,782.66			.66		4.61		.66		.66		4.61		.65		.65		4.61		19

*	Annualized.
**	Rounds to less than $.01 per share.
(a)	Per share Net Investment Income is calculated using the average daily shares method.
(b)	Total return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(c)	After expense reimbursement from the Adviser, where applicable.
(d)	After custodian fee credit and expense reimbursement, where applicable.
(e)	The expense ratios in the above table reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, as described in Footnote 1 – Inverse Floating Rate Securities.
(f)	For the six months ended November 30, 2008.
(g)	Effective May 1, 2008, Class R Shares were renamed Class I Shares.

See accompanying notes to financial statements.

Financial Highlights (Unaudited) (continued)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
		Investment Operations			Less Distributions

LOUISIANA
Year Ended May 31,	Beginning Net Asset Value	Net Invest- ment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)
Class A (9/89)
2009(f)	$10.83	$.25	$(1.32)	$(1.07)	$(.23)	$ —	$(.23)	$9.53	(9.98)%
2008	11.20	.48	(.34)	.14	(.46)	(.05)	(.51)	10.83	1.24
2007	11.05	.47	.17	.64	(.46)	(.03)	(.49)	11.20	5.91
2006	11.52	.47	(.39)	.08	(.47)	(.08)	(.55)	11.05	.71
2005	11.11	.49	.41	.90	(.49)	—	(.49)	11.52	8.28
2004	11.76	.51	(.66)	(.15)	(.50)	—	(.50)	11.11	(1.25)
Class B (2/97)
2009(f)	10.83	.21	(1.33)	(1.12)	(.19)	—	(.19)	9.52	(10.42)
2008	11.19	.39	(.33)	.06	(.37)	(.05)	(.42)	10.83	.57
2007	11.04	.38	.18	.56	(.38)	(.03)	(.41)	11.19	5.13
2006	11.51	.38	(.38)	—	(.39)	(.08)	(.47)	11.04	(.04)
2005	11.10	.41	.41	.82	(.41)	—	(.41)	11.51	7.49
2004	11.75	.42	(.65)	(.23)	(.42)	—	(.42)	11.10	(2.06)
Class C (2/94)
2009(f)	10.80	.22	(1.31)	(1.09)	(.21)	—	(.21)	9.50	(10.25)
2008	11.17	.41	(.33)	.08	(.40)	(.05)	(.45)	10.80	.70
2007	11.02	.40	.18	.58	(.40)	(.03)	(.43)	11.17	5.37
2006	11.49	.41	(.39)	.02	(.41)	(.08)	(.49)	11.02	.17
2005	11.08	.43	.41	.84	(.43)	—	(.43)	11.49	7.73
2004	11.74	.44	(.66)	(.22)	(.44)	—	(.44)	11.08	(1.86)
Class I (2/97)(g)
2009(f)	10.86	.26	(1.33)	(1.07)	(.24)	—	(.24)	9.55	(9.95)
2008	11.23	.50	(.34)	.16	(.48)	(.05)	(.53)	10.86	1.46
2007	11.11	.49	.15	.64	(.49)	(.03)	(.52)	11.23	5.83
2006	11.58	.47	(.37)	.10	(.49)	(.08)	(.57)	11.11	.92
2005	11.16	.51	.43	.94	(.52)	—	(.52)	11.58	8.56
2004	11.82	.53	(.66)	(.13)	(.53)	—	(.53)	11.16	(1.12)

Ratios/Supplemental Data
	Ratios to Average Net Assets Before Credit/ Reimbursement						Ratios to Average Net Assets After Reimbursement(c)						Ratios to Average Net Assets After Credit/ Reimbursement(d)

Ending Net Assets (000)	Expenses Including Interest(e)		Expenses Excluding Interest		Net Invest- ment Income		Expenses Including Interest(e)		Expenses Excluding Interest		Net Invest- ment Income		Expenses Including Interest(e)		Expenses Excluding Interest		Net Invest- ment Income		Portfolio Turnover Rate

$62,587.99		%*	.85	%*	4.76	%*	.99	%*	.85	%*	4.76	%*	.98	%*	.84	%*	4.77	%*	—%
69,716	1.05		.87		4.31		1.05		.87		4.31		1.04		.86		4.32		17
71,453.97			.86		4.14		.97		.86		4.14		.96		.85		4.15		10
66,041.88			.88		4.17		.88		.88		4.17		.87		.87		4.18		5
87,348.86			.86		4.31		.86		.86		4.31		.85		.85		4.32		22
81,164.87			.87		4.43		.87		.87		4.43		.86		.86		4.44		12

4,115	1.74	*	1.60	*	4.00	*	1.74	*	1.60	*	4.00	*	1.73	*	1.59	*	4.01	*	—
5,342	1.79		1.61		3.55		1.79		1.61		3.55		1.78		1.60		3.56		17
7,777	1.73		1.62		3.39		1.73		1.62		3.39		1.71		1.60		3.40		10
12,393	1.63		1.63		3.43		1.63		1.63		3.43		1.62		1.62		3.43		5
17,053	1.61		1.61		3.56		1.61		1.61		3.56		1.60		1.60		3.57		22
19,004	1.62		1.62		3.68		1.62		1.62		3.68		1.61		1.61		3.69		12

12,277	1.54	*	1.40	*	4.21	*	1.54	*	1.40	*	4.21	*	1.53	*	1.39	*	4.22	*	—
13,071	1.60		1.42		3.76		1.60		1.42		3.76		1.59		1.41		3.77		17
13,066	1.52		1.41		3.59		1.52		1.41		3.59		1.50		1.39		3.60		10
11,842	1.43		1.43		3.63		1.43		1.43		3.63		1.42		1.42		3.64		5
13,985	1.41		1.41		3.76		1.41		1.41		3.76		1.40		1.40		3.77		22
14,287	1.42		1.42		3.88		1.42		1.42		3.88		1.41		1.41		3.89		12

66.79		*	.65	*	4.95	*	.79	*	.65	*	4.95	*	.78	*	.64	*	4.96	*	—
92.85			.67		4.52		.85		.67		4.52		.84		.66		4.53		17
93.77			.66		4.24		.77		.66		4.24		.75		.64		4.24		10
98.67			.67		4.35		.67		.67		4.35		.66		.66		4.35		5
309.66			.66		4.50		.66		.66		4.50		.65		.65		4.51		22
215.67			.67		4.63		.67		.67		4.63		.66		.66		4.63		12

*	Annualized.
(a)	Per share Net Investment Income is calculated using the average daily shares method.
(b)	Total return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(c)	After expense reimbursement from the Adviser, where applicable.
(d)	After custodian fee credit and expense reimbursement, where applicable.
(e)	The expense ratios in the above table reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, as described in Footnote 1 – Inverse Floating Rate Securities.
(f)	For the six months ended November 30, 2008.
(g)	Effective May 1, 2008, Class R Shares were renamed Class I Shares.

See accompanying notes to financial statements.

Financial Highlights (Unaudited) (continued)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
		Investment Operations			Less Distributions

NORTH CAROLINA
Year Ended May 31,	Beginning Net Asset Value	Net Invest- ment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains		Total	Ending Net Asset Value	Total Return(b)
Class A (3/86)
2009(f)	$10.21	$.20	$(.92)	$(.72)	$(.20)	$—		$(.20)	$9.29	(7.11)%
2008	10.41	.40	(.19)	.21	(.41)	—	**	(.41)	10.21	2.14
2007	10.40	.41	.01	.42	(.41)	—		(.41)	10.41	4.11
2006	10.72	.42	(.26)	.16	(.42)	(.06)		(.48)	10.40	1.57
2005	10.37	.44	.36	.80	(.45)	—		(.45)	10.72	7.83
2004	10.86	.46	(.49)	(.03)	(.46)	—		(.46)	10.37	(.31)
Class B (2/97)
2009(f)	10.24	.17	(.94)	(.77)	(.16)	—		(.16)	9.31	(7.55)
2008	10.43	.33	(.19)	.14	(.33)	—	**	(.33)	10.24	1.46
2007	10.42	.33	.02	.35	(.34)	—		(.34)	10.43	3.34
2006	10.73	.34	(.25)	.09	(.34)	(.06)		(.40)	10.42	.88
2005	10.38	.36	.36	.72	(.37)	—		(.37)	10.73	7.00
2004	10.88	.38	(.50)	(.12)	(.38)	—		(.38)	10.38	(1.13)
Class C (10/93)
2009(f)	10.22	.18	(.93)	(.75)	(.17)	—		(.17)	9.30	(7.36)
2008	10.41	.35	(.19)	.16	(.35)	—	**	(.35)	10.22	1.64
2007	10.40	.35	.01	.36	(.35)	—		(.35)	10.41	3.52
2006	10.71	.37	(.26)	.11	(.36)	(.06)		(.42)	10.40	1.09
2005	10.36	.38	.36	.74	(.39)	—		(.39)	10.71	7.23
2004	10.85	.40	(.49)	(.09)	(.40)	—		(.40)	10.36	(.88)
Class I (2/97)(g)
2009(f)	10.25	.21	(.93)	(.72)	(.21)	—		(.21)	9.32	(7.10)
2008	10.43	.42	(.17)	.25	(.43)	—	**	(.43)	10.25	2.51
2007	10.42	.43	.01	.44	(.43)	—		(.43)	10.43	4.28
2006	10.74	.45	(.27)	.18	(.44)	(.06)		(.50)	10.42	1.74
2005	10.38	.46	.37	.83	(.47)	—		(.47)	10.74	8.11
2004	10.87	.48	(.50)	(.02)	(.47)	—		(.47)	10.38	(.14)

Ratios/Supplemental Data
	Ratios to Average Net Assets Before Credit/ Reimbursement						Ratios to Average Net Assets After Reimbursement(c)						Ratios to Average Net Assets After Credit/ Reimbursement(d)

Ending Net Assets (000)	Expenses Including Interest(e)		Expenses Excluding Interest		Net Invest- ment Income		Expenses Including Interest(e)		Expenses Excluding Interest		Net Invest- ment Income		Expenses Including Interest(e)		Expenses Excluding Interest		Net Invest- ment Income		Portfolio Turnover Rate

$138,570.88		%*	.80	%*	4.11	%*	.88	%*	.80	%*	4.11	%*	.87	%*	.79	%*	4.12	%*	8%
165,855.91			.80		3.90		.91		.80		3.90		.90		.79		3.91		14
186,198.93			.82		3.86		.93		.82		3.86		.90		.79		3.88		6
174,009.85			.85		3.98		.85		.85		3.98		.84		.84		3.99		15
174,515.85			.85		4.17		.85		.85		4.17		.84		.84		4.18		18
167,738.86			.86		4.30		.86		.86		4.30		.85		.85		4.31		16

8,465	1.63	*	1.55	*	3.36	*	1.63	*	1.55	*	3.36	*	1.62	*	1.54	*	3.37	*	8
10,482	1.66		1.55		3.15		1.66		1.55		3.15		1.65		1.54		3.16		14
13,917	1.68		1.57		3.12		1.68		1.57		3.12		1.66		1.55		3.14		6
18,506	1.60		1.60		3.23		1.60		1.60		3.23		1.59		1.59		3.24		15
21,146	1.60		1.60		3.42		1.60		1.60		3.42		1.59		1.59		3.43		18
21,075	1.61		1.61		3.55		1.61		1.61		3.55		1.60		1.60		3.56		16

32,110	1.43	*	1.35	*	3.57	*	1.43	*	1.35	*	3.57	*	1.42	*	1.34	*	3.58	*	8
34,090	1.46		1.35		3.35		1.46		1.35		3.35		1.45		1.34		3.36		14
30,869	1.48		1.37		3.31		1.48		1.37		3.31		1.45		1.34		3.34		6
30,493	1.40		1.40		3.43		1.40		1.40		3.43		1.39		1.39		3.44		15
27,698	1.40		1.40		3.62		1.40		1.40		3.62		1.39		1.39		3.62		18
25,576	1.41		1.41		3.75		1.41		1.41		3.75		1.40		1.40		3.76		16

172,171.68		*	.60	*	4.32	*	.68	*	.60	*	4.32	*	.67	*	.59	*	4.33	*	8
175,832.71			.60		4.10		.71		.60		4.10		.70		.59		4.11		14
96,501.72			.61		4.05		.72		.61		4.05		.69		.58		4.07		6
13,611.65			.65		4.16		.65		.65		4.16		.64		.64		4.17		15
3,191.65			.65		4.36		.65		.65		4.36		.64		.64		4.37		18
2,802.66			.66		4.50		.66		.66		4.50		.65		.65		4.51		16

*	Annualized.
**	Rounds to less than $.01 per share.
(a)	Per share Net Investment Income is calculated using the average daily shares method.
(b)	Total return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(c)	After expense reimbursement from the Adviser, where applicable.
(d)	After custodian fee credit and expense reimbursement, where applicable.
(e)	The expense ratios in the above table reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, as described in Footnote 1 – Inverse Floating Rate Securities.
(f)	For the six months ended November 30, 2008.
(g)	Effective May 1, 2008, Class R Shares were renamed Class I Shares.

See accompanying notes to financial statements.

Financial Highlights (Unaudited) (continued)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
		Investment Operations			Less Distributions

TENNESSEE
Year Ended May 31,	Beginning Net Asset Value	Net Invest- ment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)
Class A (11/87)
2009(f)	$11.12	$.23	$(.88)	$(.65)	$(.23)	$—	$(.23)	$10.24	(5.95)%
2008	11.27	.45	(.09)	.36	(.45)	(.06)	(.51)	11.12	3.32
2007	11.25	.46	.01	.47	(.45)	—	(.45)	11.27	4.22
2006	11.53	.46	(.26)	.20	(.46)	(.02)	(.48)	11.25	1.78
2005	11.15	.48	.41	.89	(.49)	(.02)	(.51)	11.53	8.18
2004	11.71	.51	(.55)	(.04)	(.52)	—	(.52)	11.15	(.33)
Class B (2/97)
2009(f)	11.13	.19	(.88)	(.69)	(.19)	—	(.19)	10.25	(6.29)
2008	11.28	.37	(.09)	.28	(.37)	(.06)	(.43)	11.13	2.55
2007	11.26	.37	.02	.39	(.37)	—	(.37)	11.28	3.45
2006	11.54	.38	(.27)	.11	(.37)	(.02)	(.39)	11.26	1.04
2005	11.16	.40	.41	.81	(.41)	(.02)	(.43)	11.54	7.38
2004	11.72	.43	(.56)	(.13)	(.43)	—	(.43)	11.16	(1.06)
Class C (10/93)
2009(f)	11.11	.20	(.87)	(.67)	(.20)	—	(.20)	10.24	(6.12)
2008	11.26	.39	(.09)	.30	(.39)	(.06)	(.45)	11.11	2.77
2007	11.25	.40	— **	.40	(.39)	—	(.39)	11.26	3.58
2006	11.53	.40	(.26)	.14	(.40)	(.02)	(.42)	11.25	1.25
2005	11.15	.42	.41	.83	(.43)	(.02)	(.45)	11.53	7.61
2004	11.71	.45	(.55)	(.10)	(.46)	—	(.46)	11.15	(.86)
Class I (2/97)(g)
2009(f)	11.11	.24	(.87)	(.63)	(.24)	—	(.24)	10.24	(5.76)
2008	11.27	.47	(.09)	.38	(.48)	(.06)	(.54)	11.11	3.45
2007	11.25	.48	.01	.49	(.47)	—	(.47)	11.27	4.44
2006	11.53	.49	(.27)	.22	(.48)	(.02)	(.50)	11.25	2.00
2005	11.15	.51	.41	.92	(.52)	(.02)	(.54)	11.53	8.39
2004	11.71	.53	(.55)	(.02)	(.54)	—	(.54)	11.15	(.12)

Ratios/Supplemental Data
	Ratios to Average Net Assets Before Credit/ Reimbursement						Ratios to Average Net Assets After Reimbursement(c)						Ratios to Average Net Assets After Credit/ Reimbursement(d)

Ending Net Assets (000)	Expenses Including Interest(e)		Expenses Excluding Interest		Net Invest- ment Income		Expenses Including Interest(e)		Expenses Excluding Interest		Net Invest- ment Income		Expenses Including Interest(e)		Expenses Excluding Interest		Net Invest- ment Income		Portfolio Turnover Rate

$253,678.81		%*	.81	%*	4.22	%*	.81	%*	.81	%*	4.22	%*	.79	%*	.79	%*	4.23	%*	3%
269,628.88			.83		4.02		.88		.83		4.02		.87		.82		4.03		24
266,017.85			.82		4.03		.85		.82		4.03		.85		.82		4.04		10
269,761.83			.83		4.07		.83		.83		4.07		.82		.82		4.08		10
276,606.83			.83		4.24		.83		.83		4.24		.83		.83		4.25		9
270,281.84			.84		4.48		.84		.84		4.48		.83		.83		4.49		20

8,197	1.56	*	1.56	*	3.46	*	1.56	*	1.56	*	3.46	*	1.54	*	1.54	*	3.48	*	3
10,494	1.63		1.58		3.27		1.63		1.58		3.27		1.62		1.57		3.28		24
13,067	1.60		1.57		3.28		1.60		1.57		3.28		1.60		1.57		3.28		10
18,026	1.58		1.58		3.32		1.58		1.58		3.32		1.57		1.57		3.33		10
20,966	1.58		1.58		3.50		1.58		1.58		3.50		1.58		1.58		3.50		9
21,854	1.59		1.59		3.73		1.59		1.59		3.73		1.58		1.58		3.74		20

47,653	1.36	*	1.36	*	3.67	*	1.36	*	1.36	*	3.67	*	1.34	*	1.34	*	3.68	*	3
50,877	1.43		1.38		3.47		1.43		1.38		3.47		1.42		1.37		3.48		24
49,208	1.40		1.37		3.48		1.40		1.37		3.48		1.40		1.37		3.49		10
47,518	1.38		1.38		3.52		1.38		1.38		3.52		1.37		1.37		3.53		10
44,782	1.38		1.38		3.69		1.38		1.38		3.69		1.38		1.38		3.70		9
41,469	1.39		1.39		3.93		1.39		1.39		3.93		1.38		1.38		3.93		20

3,624.61		*	.61	*	4.42	*	.61	*	.61	*	4.42	*	.59	*	.59	*	4.44	*	3
3,534.68			.63		4.22		.68		.63		4.22		.67		.62		4.23		24
2,984.65			.62		4.23		.65		.62		4.23		.65		.62		4.24		10
2,519.63			.63		4.27		.63		.63		4.27		.62		.62		4.28		10
2,395.63			.63		4.44		.63		.63		4.44		.63		.63		4.45		9
2,116.64			.64		4.68		.64		.64		4.68		.63		.63		4.68		20

*	Annualized.
**	Rounds to less than $.01 per share.
(a)	Per share Net Investment Income is calculated using the average daily shares method.
(b)	Total return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(c)	After expense reimbursement from the Adviser, where applicable.
(d)	After custodian fee credit and expense reimbursement, where applicable.
(e)	The expense ratios in the above table reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, as described in Footnote 1 – Inverse Floating Rate Securities.
(f)	For the six months ended November 30, 2008.
(g)	Effective May 1, 2008, Class R Shares were renamed Class I Shares.

See accompanying notes to financial statements.

Notes

Notes

Glossary of Terms Used in this Report

Auction Rate Bond: An auction rate bond is a security whose interest payments are adjusted periodically through an auction process, which process typically also serves as a means for buying and selling the bond. Auctions that fail to attract enough buyers for all the shares offered for sale are deemed to have “failed”, with current holders receiving a formula-based interest rate until the next scheduled auction.

Pre-refundings: Pre-refundings, also known as advance refundings or refinancings, occur when an issuer sells new bonds and uses the proceeds to fund principal and interest payments of older existing bonds. This process often results in lower borrowing costs for bond issuers.

Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

Average Effective Maturity: The average of the number of years to maturity of the bonds in a Fund’s portfolio, computed by weighting each bond’s time to maturity (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions unless an escrow account has been established to redeem the bond before maturity. The market value weighting for an investment in an inverse floating rate security is the value of the portfolio’s residual interest in the inverse floating rate trust, and does not include the value of the floating rate securities issued by the trust.

Average Duration: Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s (or bond fund’s) value to changes when market interest rates change. Generally, the longer a bond or Fund’s duration, the more the price of the bond or Fund will change as interest rates change.

Dividend Yield (also known as Market Yield or Current Yield): An investment’s current annualized dividend divided by its current offering price.

Inverse Floaters: Inverse floating rate securities are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

Net Asset Value (NAV): A Fund’s NAV is the dollar value of one share in the Fund. It is calculated by subtracting the liabilities of the Fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

SEC 30-Day Yield: A standardized measure of a Fund’s yield that accounts for the future amortization of premiums or discounts of bonds held in the Fund’s portfolio.

Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis at a specified assumed tax rate, the yield of a municipal bond investment.

Zero Coupon Bond: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Tax-exempt income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

Fund Information

Fund Manager Nuveen Asset Management 333 West Wacker Drive Chicago, IL 60606	Legal Counsel Chapman and Cutler LLP Chicago, IL Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Chicago, IL Custodian State Street Bank & Trust Company Boston, MA	Transfer Agent and Shareholder Services Boston Financial Data Services, Inc. Nuveen Investor Services P.O. Box 8530 Boston, MA 02266-8530 (800) 257-8787

Quarterly Portfolio of Investments and Proxy Voting Information: You may obtain (i) each Fund’s quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, 2008, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments at (800) 257-8787 or on Nuveen’s website at www.nuveen.com. You may also obtain this and other Fund information directly from the Securities and Exchange Commission (“SEC”). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section at 100 F Street NE, Washington, D.C. 20549.

The Financial Industry Regulatory Authority (FINRA) provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of FINRA members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.finra.org. Financial Industry Regulatory Authority also provides an investor brochure that includes information describing the Public Disclosure Program.

Learn more

about Nuveen Funds at

www.nuveen.com/mf

Nuveen Investments:

SERVING Investors

For GENERATIONS

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. Over this time, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that can be integral parts of a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

We offer many different investing solutions for our clients’ different needs.

Nuveen Investments is a global investment management firm that seeks to help secure the long-term goals of institutions and high net worth investors as well as the consultants and financial advisors who serve them. Nuveen Investments markets its growing range of specialized investment solutions under the high-quality brands of HydePark, NWQ, Nuveen, Rittenhouse, Santa Barbara, Symphony and Tradewinds. In total, the Company managed $134 billion of assets on September 30, 2008.

Find out how we can help you reach your financial goals.

An investor should carefully consider the Fund’s objectives, risks, charges and expenses before investing. For a prospectus containing this and other information about the Fund, please contact your financial advisor or Nuveen Investments at (800) 257-8787. Read the prospectus carefully before you invest or send money.

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MSA-MS5-1108D

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6. Schedule of Investments.

See Portfolio of Investments in Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Multistate Trust III

By	(Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date February 6, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date February 6, 2009

By	(Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date February 6, 2009